	File Nos.	33-34845
811-6014
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No. 19		[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT	OF 1940	[X]
Amendment No. 19		[X]
(Check appropriate box or boxes.)
DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET	FUND, INC.
(Exact Name of Registrant as Specified in	Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York	10166
(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

	Mark N.	Jacobs, Esq.
	200 Park		Avenue
	New York,	New	York 10166
(Name	and Address	of	Agent for Service)

It is	proposed that this filing will become effective (check appropriate box)

		immediately upon		filing pursuant to paragraph (b)
----
	X	on	April 1, 2007	pursuant to paragraph (b)
----
		60	days after filing pursuant to paragraph (a)(i)
----
		on	(date)	pursuant to paragraph (a)(i)
----
		75	days after filing pursuant to paragraph (a)(ii)
----
		on	(date)	pursuant to paragraph (a)(ii) of Rule 485
----

Dreyfus Connecticut Municipal Money Market Fund, Inc.

Seeks current income exempt from federal and Connecticut state income taxes by investing in short-term, high quality municipal obligations

PROSPECTUS April 1, 2007

Contents

The Fund

Goal/Approach	1
Main Risks	2
Past Performance	3
Expenses	4
Management	5
Financial Highlights	7

Your Investment

Account Policies	8
Distributions and Taxes	11
Services for Fund Investors	12
Instructions for Regular Accounts	13

For More Information

See back cover.

Dreyfus Connecticut Municipal Money Market Fund, Inc. Ticker Symbol: DRCXX

The Fund

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Connecticut state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Connecticut state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and Connecticut state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Connecticut municipal obligations are not available for investment.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Municipal obligations: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls
The Fund 1

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Connecticut’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Concepts to understand

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating still has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

2

PAST PERFORMANCE

The bar chart and table shown below illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Best Quarter:	Q3 ’00	+0.87%
Worst Quarter:	Q3 ’03	+0.08%

The fund’s 7-day yield on 12/29/06 was 3.19%. Absent a voluntary fee waiver in effect the 7-day yield would have been 3.18%. For the fund’s current 7-day yield, please call toll-free 1-800-645-6561.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund 3

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Shareholder services fee			0.05%
Other expenses			0.13%

Total			0.68%

Expense example
1 Year	3 Years	5 Years	10 Years

$69	$218	$379	$847

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

For the fiscal year ended November 30, 2006, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.47%, reducing total expenses from 0.68% to 0.65% . This waiver was voluntary.

Shareholder services fee: a fee of up to 0.25% used to reimburse the fund’s distributor for shareholder account service and maintenance.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

4

MANAGEMENT
Investment adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $194 billion in approximately 200 mutual fund portfolios. For the last fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.47% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the fiscal year ended November 30, 2006. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world’s leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.5 trillion in assets under management, administration or custody, including $995 billion under management.

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. (BNY) announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of NewYork Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and BNY expect the transaction to be completed in the third quarter of 2007.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

The Fund 5

MANAGEMENT (continued)
Distributor

The fund’s distributor is DSC, a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any shareholder services fees or other expenses paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or DSC’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

6

FINANCIAL HIGHLIGHTS

This table describes the fund’s performance for the fiscal periods indicated. “Total Return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distribu-

tions. These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

		Year Ended	Two Months Ended
		November 30,	November 30,		Year Ended September 30,
		2006	2005 [1]	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.027	.003	.014	.005	.006	.010

Distributions:	Dividends from investment
	income — net	(.027)	(.003)	(.014)	(.005)	(.006)	(.010)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)		2.73	2.09 [2]	1.44	.47	.57	.99
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.68	.72 [2]	.67	.64	.65	.65

Ratio of net expenses to average net assets		.65	.65 [2]	.65	.63	.64	.64

Ratio of net investment income to average net assets		2.70	2.09 [2]	1.44	.47	.58	1.00
Net assets, end of period ($ x 1,000)		137,772	149,417	156,172	146,056	160,715	197,363

1 On August 2, 2005, the fund’s board of directors approved a change in the fund’s fiscal year end from September 30 to November 30.

2 Annualized.

The Fund 7

Your Investment

ACCOUNT POLICIES
Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. The fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses.As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Minimum investments
	Initial	Additional

Regular accounts	$2,500	$100
Dreyfus automatic	$100	$100
investment plans

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described herein. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution for further information.

8

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request.Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

Limitations on selling shares by phone or online through www.dreyfus.com

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment 9

ACCOUNT POLICIES (continued)
General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine.You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

The fund also reserves the right to:

• refuse any purchase or exchange request

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions, or excessive trading)
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

The fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

Small account policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

10

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you will be exempt from federal and Connecticut personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Connecticut personal income tax purposes, distributions derived from interest on municipal securities of Connecticut issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Connecticut personal income tax.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

Your Investment 11

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling

1-800-645-6561.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through a payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting the
Sweep	dividends and distributions from
one Dreyfus fund into another
(not available for IRAs).

For exchanging shares

Dreyfus Auto-	For making regular exchanges
Exchange Privilege	from one Dreyfus fund into
another.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most Dreyfus funds.

Dreyfus Financial Centers

Dreyfus offers a full array of investment services and products through Dreyfus Financial Centers. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find out whether a Financial Center is near you, call 1-800-645-6561.

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more.These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange shares worth $500 or more from one Dreyfus fund into another. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

Dreyfus Express® voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more — when it’s convenient for you — by calling 1-800-645-6561. Certain requests may require the services of a representative.

12

INSTRUCTIONS FOR **REGULAR ACCOUNTS**

In Writing

TO OPEN AN ACCOUNT

Complete the application.

Mail your application and a check to:
The Dreyfus Family of Funds
P.O. Box 55299, Boston, MA 02205-8553

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105

TO SELL SHARES

Write a redemption check **or** write a letter of instruction that includes:

- your name(s) and signature(s)
- your account number
- the fund name
- the dollar amount you want to sell
- how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies – Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55263, Boston, MA 02205-8501

By Telephone

TO OPEN AN ACCOUNT

Wire Call us to request an account application and an account number. Have your bank send your investment to The Bank of New York, with these instructions:

- ABA# 021000018
- DDA# 8900052694
- the fund name
- your account number
- name(s) of investor(s)

Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Wire Have your bank send your investment to The Bank of New York, with these instructions:

- ABA# 021000018
- DDA# 8900052694
- the fund name
- your account number
- name(s) of investor(s)

Electronic check Same as wire, but insert "111" before your 14-digit account number.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Wire Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

Check Call us to request your transaction. A check will be sent to the address of record.

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

The Dreyfus Family of Funds

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Your Investment 13

INSTRUCTIONS FOR **REGULAR ACCOUNTS** (continued)

	TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES
Online (www.dreyfus.com)	—	**Dreyfus TeleTransfer** Request Dreyfus TeleTransfer on your application. Visit **www.dreyfus.com** to request your transaction.	**Wire** Visit **www.dreyfus.com** to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank. **Dreyfus TeleTransfer** Visit **www.dreyfus.com** to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check. **Check** Visit **www.dreyfus.com** to request your transaction. A check will be sent to the address of record.
Automatically	**With an initial investment** Indicate on your application which automatic service(s) you want. Return your application with your investment. **Without any initial investment** Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.	**All services** Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.	**Dreyfus Automatic Withdrawal Plan** Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like. Be sure to maintain an account balance of $5,000 or more.

14

NOTES

NOTES

NOTES

For More Information

Dreyfus Connecticut Municipal Money Market Fund, Inc. SEC file number: 811-6014

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:
By telephone Call 1-800-645-6561
By mail Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: SEC http://www.sec.gov Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2007 Dreyfus Service Corporation

Dreyfus Connecticut	Municipal
Money Market Fund,	Inc.

Seeks current income exempt from federal and Connecticut state income taxes by investing in short-term, high quality municipal obligations

PROSPECTUS April 1, 2007

Dreyfus

A Mellon Financial Company℠

This prospectus is to be used only by asset management account clients of Robert W. Baird & Co.

Contents

The Fund

Goal/Approach	1
Main Risks	2
Past Performance	3
Expenses	4
Management	5
Financial Highlights	7

Your Investment

Account Policies	8
Distributions and Taxes	10

For More Information

See back cover.

The Fund

Dreyfus Connecticut Municipal
Money Market Fund, Inc.

Ticker Symbol: DRCXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Connecticut state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Connecticut state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and Connecticut state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Connecticut municipal obligations are not available for investment.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Municipal obligations: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

The Fund 1

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Connecticut’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Concepts to understand

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating still has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

PAST PERFORMANCE

The bar chart and table shown below illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter:	Q3 ’00	+0.87%
Worst Quarter:	Q3 ’03	+0.08%

Average annual total returns as of 12/31/06

1 Year	5 Years	10 Years

2.79%	1.29%	2.02%

The fund’s 7-day yield on 12/29/06 was 3.19% . Absent a voluntary fee waiver in effect the 7-day yield would have been 3.18% . For the fund’s current 7-day yield, please call toll-free 1-800-645-6561.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund 3

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Shareholder services fee			0.05%
Other expenses			0.13%

Total			0.68%

Expense example
1 Year	3 Years	5 Years	10 Years

$69	$218	$379	$847

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

For the fiscal year ended November 30, 2006, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.47%, reducing total expenses from 0.68% to 0.65% . This waiver was voluntary.

Shareholder services fee: a fee of up to 0.25% used to reimburse the fund’s distributor for shareholder account service and maintenance.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

MANAGEMENT

Investment adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $194 billion in approximately 200 mutual fund portfolios. For the last fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.47% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the fiscal year ended November 30, 2006. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world’s leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.5 trillion in assets under management, administration or custody, including $995 billion under management.

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. (BNY) announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and BNY expect the transaction to be completed in the third quarter of 2007.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

The Fund 5

MANAGEMENT (continued)

Distributor

The fund’s distributor is DSC, a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any shareholder services fees or other expenses paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or DSC’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

FINANCIAL HIGHLIGHTS

This table describes the fund’s performance for the fiscal periods indicated. “Total Return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

		Year Ended	Two Months Ended
		November 30,	November 30,		Year Ended September 30,
		2006	2005 [1]	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.027	.003	.014	.005	.006	.010
Distributions:	Dividends from investment
	income — net	(.027)	(.003)	(.014)	(.005)	(.006)	(.010)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)		2.73	2.09 [2]	1.44	.47	.57	.99
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.68	.72 [2]	.67	.64	.65	.65
Ratio of net expenses to average net assets		.65	.65 [2]	.65	.63	.64	.64
Ratio of net investment income to average net assets		2.70	2.09 [2]	1.44	.47	.58	1.00
Net assets, end of period ($ x 1,000)		137,770	149,417	156,172	146,056	160,715	197,363

1 On August 2, 2005, the fund’s board of directors approved a change in the fund’s fiscal year end from September 30 to November 30.
[2] Annualized.

The Fund 7

Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. The fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses.As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans. Consult your Baird Financial Advisor for further information or to purchase fund shares.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request.Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling shares recently purchased, please note that if you sent a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described herein. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution for further information.

General policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify that the order is from a representative of your financial institution.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

The fund also reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions, or excessive trading)
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

The fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

Your Investment 9

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you will be exempt from federal and Connecticut personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Connecticut personal income tax purposes, distributions derived from interest on municipal securities of Connecticut issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Connecticut personal income tax.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

NOTES

NOTES

NOTES

For More Information

Dreyfus Connecticut Municipal
Money Market Fund, Inc.

SEC file number: 811-6014

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone
Call your Baird Financial Advisor or 800-RW-BAIRD
By mail
Robert W. Baird & Co.
Attn: Client Services
777 East Wisconsin Avenue
Milwaukee, WI 53202
On the Internet http://www.bairdonline.com
Text only versions of certain fund documents can be viewed
online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2007 Dreyfus Service Corporation

DREYFUS
CONNECTICUT MUNICIPAL MONEY
MARKET	FUND, INC.

DREYFUS
MASSACHUSETTS MUNICIPAL MONEY
MARKET	FUND

DREYFUS
NEW JERSEY MUNICIPAL MONEY
MARKET	FUND, INC.

DREYFUS
PENNSYLVANIA MUNICIPAL MONEY
MARKET	FUND

Four investment choices seeking current income, exempt from federal and, where applicable, Connecticut, Massachusetts, New Jersey or Pennsylvania state income taxes, and liquidity, by investing in high quality, short-term municipal obligations.

PROSPECTUS April 1, 2007

Contents

THE FUNDS
Introduction	2
Dreyfus Connecticut Municipal Money Market Fund, Inc	2
Dreyfus Massachusetts Municipal Money Market Fund	3
Dreyfus New Jersey Municipal Money Market Fund, Inc	5
Dreyfus Pennsylvania Municipal Money Market Fund	6
Management	8
Financial Highlights	9

YOUR INVESTMENT
Account Policies	11
Distribution and Taxes	11

FOR MORE INFORMATION

See back cover.

This combined prospectus to be used only by clients of Janney Montgomery Scott LLC. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

The Funds
INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider four investment choices in one document.

Each fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. Each fund strives to reach its stated goal, although as with all mutual funds, no fund can offer guaranteed results.

As a money market fund, each fund seeks to maintain a $1.00 price per share and is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Dreyfus Connecticut Municipal
Money Market Fund, Inc.

Ticker Symbol: DRCXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Connecticut state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Connecticut state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Connecticut state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Connecticut municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Connecticut’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

2 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

PAST PERFORMANCE

The bar chart and table shown below illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/06

1 Year	5 Years	10 Years

2.79%	1.29%	2.02%
The fund’s 7-day yield on 12/29/06 was 3.19%. Absent a voluntary fee waiver in effect the 7-day yield would have been 3.18%. For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Shareholder Services fee	0.05%
Other expenses	0.13%

Total	0.68%

For the fiscal year ended November 30, 2006, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.47%, reducing total expenses from 0.68% to 0.65% . This waiver was voluntary.

Expense example
1 Year	3 Years	5 Years	10 Years

$69	$218	$379	$847

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus Massachusetts Municipal
Money Market Fund

Ticker Symbol: DMAXX

GOAL /APPROACH

The fund seeks as high a level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Massachusetts state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income

3 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

exempt only from federal personal income tax, including when the portfolio manager believes acceptable Massachusetts municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Massachusetts’ economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/06

1 Year	5 Years	10 Years

2.83%	1.33%	2.09%
The fund’s 7-day yield on 12/29/06 was 3.17%. For the fund’s current yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fee	0.50%
Shareholder Services fee	0.04%
Other expenses	0 .1 1%

Total	0.65%

Expense example
1 Year	3 Years	5 Years	10 Years

$66	$208	$362	$810

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

4 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, record keeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus New Jersey Municipal
Money Market Fund, Inc.

Ticker Symbol: DNJXX

GOAL /APPROACH

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal personal income tax, including when the portfolio manager believes acceptable New Jersey municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  New Jersey’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

5 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/06

1 Year	5 Years	10 Years

2.81%	1.30%	2.02%
The fund’s 7-day yield on 12/29/06 was 3.21%. For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fee	0.50%
Shareholder Services fee	0.05%
Other expenses	0.09%

Total	0.64%

Expense example
1 Year	3 Years	5 Years	10 Years

$65	$205	$357	$798

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus Pennsylvania Municipal
Money Market Fund

Ticker Symbol: DPAXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Pennsylvania state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Pennsylvania municipal obligations are not available for investment.

6 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Pennsylvania’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/06

1 Year	5 Years	10 Years

2.92%	1.34%	2.12%
The fund’s 7-day yield on 12/29/06 was 3.29%. For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Shareholder Services fee	0.02%
Other expenses	0.09%

Total	0.61%

Expense example
1 Year	3 Years	5 Years	10 Years

$62	$195	$340	$762

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

7 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

MANAGEMENT
Investment Adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $194 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the Dreyfus Connecticut Municipal Money Market Fund, Dreyfus Massachusetts Municipal Money Market Fund, Dreyfus New Jersey Municipal Money Market Fund, and Dreyfus Pennsylvania Municipal Money Market Fund each paid Dreyfus a management fee at the annual rate 0.50% of the fund’s average daily net assets.

A separate discussion regarding the basis for the board’s approving each fund’s separate management agreement with Dreyfus is available in each fund’s annual report for the fiscal year ended November 30, 2006. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world’s leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.5 trillion in assets under management, administration or custody, including $995 billion under management.

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. (BNY) announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and BNY expect the transaction to be completed in the third quarter of 2007.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct and stable identity.

Distributor

Each fund’s distributor is DSC, a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any shareholder services fees or other expenses paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or DSC’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of Ethics

The funds, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

8 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following tables describe each fund’s performance for the fiscal periods indicated. “Total return” shows how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report for each fund, along with each fund’s financial statements, is included in the fund’s annual report, which is available upon request.

	Year Ended	For the Period
	November 30,	Ended November 30,		Year Ended September 30,
Dreyfus Connecticut Municipal Money Market Fund, Inc.	2006	2005*	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.027	.003	.014	.005	.006	.010
Distributions: Dividends from investment income — net	(.027)	(.003)	(.014)	(.005)	(.006)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.73	2.09**	1.44	.47	.57	.99

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68	.72**	.67	.64	.65	.65
Ratio of net expenses to average net assets	.65	.65**	.65	.63	.64	.64
Ratio of net investment income to average net assets	2.70	2.09**	1.44	.47	.58	1.00

Net assets, end of period ($ x 1,000)	137,772	149,417	156,172	146,056	160,715	197,363

	Year Ended	For the Period
	November 30,	Ended November 30,		Year Ended January 31,
Dreyfus Massachusetts Municipal Money Market Fund	2006	2005*	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.028	.015	.006	.005	.009	.022
Distributions: Dividends from investment income — net	(.028)	(.015)	(.006)	(.005)	(.009)	(.022)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.79	1.82**	.65	.48	.88	2.20

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65	.65**	.65	.62	.60	.58
Ratio of net investment income to average net assets	2.75	1.81**	.62	.48	.88	2.15

Net assets, end of period ($ x 1,000)	162,310	157,817	137,292	188,232	223,456	276,985

* On August 2, 2005, each fund’s Board members approved a change in the funds fiscal year end to November 30.
**Annualized.

9 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

	Year Ended	For the Period
	November 30,	Ended November 30,		Year Ended January 31,
Dreyfus New Jersey Municipal Money Market Fund, Inc.	2006	2005*	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.027	.015	.006	.005	.008	.020
Distributions: Dividends from investment income — net	(.027)	(.015)	(.006)	(.005)	(.008)	(.020)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.76	1.79**	.64	.46	.83	2.06

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64	.65**	.65	.64	.65	.65
Ratio of net expenses to average net assets	.64	.65**	.65	.64	.65	.65
Ratio of net investment income to average net assets	2.73	1.79**	.63	.46	.83	2.04

Net assets, end of period ($ x 1,000)	374,567	372,699	342,316	372,384	427,000	468,492

	Year Ended	For the Period
	November 30,	Ended November 30,		Year Ended September 30,
Dreyfus Pennsylvania Municipal Money Market Fund	2006	2005*	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.028	.004	.015	.004	.006	.010
Distributions: Dividends from investment income — net	(.028)	(.004)	(.015)	(.004)	(.006)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.87	2.21**	1.51	.44	.57	1.04

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.66**	.64	.71	.73	.71
Ratio of net expenses to average net assets	.61	.66**	.64	.71	.73	.71
Ratio of net investment income to average net assets	2.83	2.19**	1.68	.44	.57	1.04

Net assets, end of period ($ x 1,000)	200,174	181,747	185,021	75,038	79,501	80,625

* On August 2, 2005, each fund’s Board members approved a change in the funds fiscal year end to November 30.
**Annualized.

10	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Your Investment
ACCOUNT POLICIES
Buying shares

You pay no sales charges to invest in either fund. Your price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Your broker may charge transaction fees and may set minimum investments or limitations on buying or selling shares. Consult a representative for further information.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

General policies

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (gen- erally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund oper- ations (for example, if it exceeds 1% of the fund’s assets)

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

DISTRIBUTION AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Each fund anticipates that virtually all dividends paid will be exempt from federal and, for Massachusetts residents, Massachusetts personal income taxes, for New Jersey residents, New Jersey personal income taxes, for Connecticut residents, Connecticut personal income taxes, and for Pennsylvania residents, Pennsylvania personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Massachusetts, New Jersey, Connecticut and Pennsylvania personal income tax purposes, distributions derived from interest on municipal securities of Massachusetts issuers, New Jersey issuers, Connecticut issuers or Pennsylvania issuers, respectively, and from

11	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to state personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

For More Information

Dreyfus Connecticut Municipal Money Market Fund, Inc.

SEC file number:	811-3207

Dreyfus Massachusetts Municipal Money Market Fund

SEC file number:	811-6273

Dreyfus New Jersey Municipal Money Market Fund, Inc.

SEC file number:	811-5527

Dreyfus Pennsylvania Municipal Money Market Fund

SEC file number:	811-6126

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists portfolio holdings and contains a letter from each fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected each fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI for each fund is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). Each SAI is incorporated by reference (is legally considered part of this combined prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, 15 days following the end of each calendar quarter, each fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the respective fund’s SAI.

CONTACT JANNEY MONTGOMERY SCOTT LLC:

By Telephone

Call your Janney Financial Consultant or 800-JANNEYS.

By Mail

Janney Montgomery Scott LLC, Attn: Central Asset Account Department 1801 Market Street, Philadelphia, PA 19103

On the Internet http://www.jmsonline.com

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the fund by contacting your Janney Financial Consultant.

Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2007 Dreyfus Service Corporation, Distributor

12	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

DREYFUS
CONNECTICUT MUNICIPAL MONEY
MARKET	FUND, INC.

DREYFUS
MASSACHUSETTS MUNICIPAL MONEY
MARKET	FUND

DREYFUS
NEW JERSEY MUNICIPAL MONEY
MARKET	FUND, INC.

DREYFUS
PENNSYLVANIA MUNICIPAL MONEY
MARKET	FUND

Four investment choices seeking current income, exempt from federal and, where applicable, Connecticut, Massachusetts, New Jersey or Pennsylvania state income taxes, and liquidity, by investing in high quality, short-term municipal obligations.

PROSPECTUS April 1, 2007

Contents

THE FUNDS
Introduction	2
Dreyfus Connecticut Municipal Money Market Fund, Inc	2
Dreyfus Massachusetts Municipal Money Market Fund	3
Dreyfus New Jersey Municipal Money Market Fund, Inc	5
Dreyfus Pennsylvania Municipal Money Market Fund	6
Management	8
Financial Highlights	9

YOUR INVESTMENT
Account Policies	11
Distribution and Taxes	11

FOR MORE INFORMATION

See back cover.

This combined prospectus to be used only by clients of First Republic Bank. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

The Funds
INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider four investment choices in one document.

Each fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. Each fund strives to reach its stated goal, although as with all mutual funds, no fund can offer guaranteed results.

As a money market fund, each fund seeks to maintain a $1.00 price per share and is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Dreyfus Connecticut Municipal
Money Market Fund, Inc.

Ticker Symbol: DRCXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Connecticut state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Connecticut state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Connecticut state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Connecticut municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Connecticut’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

2 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

PAST PERFORMANCE

The bar chart and table shown below illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/06

1 Year	5 Years	10 Years

2.79%	1.29%	2.02%
The fund’s 7-day yield on 12/29/06 was 3.19%. Absent a voluntary fee-waiver in effect the 7-day yield would have been 3.18%. For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Shareholder Services fee	0.05%
Other expenses	0.13%

Total	0.68%

For the fiscal year ended November 30, 2006, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.47%, reducing total expenses from 0.68% to 0.65% . This waiver was voluntary.

Expense example
1 Year	3 Years	5 Years	10 Years

$69	$218	$379	$847

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus Massachusetts Municipal
Money Market Fund

Ticker Symbol: DMAXX

GOAL /APPROACH

The fund seeks as high a level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Massachusetts state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income

3 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

exempt only from federal personal income tax, including when the portfolio manager believes acceptable Massachusetts municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Massachusetts’ economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/06

1 Year	5 Years	10 Years

2.83%	1.33%	2.09%
The fund’s 7-day yield on 12/29/06 was 3.17%. For the fund’s current yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fee	0.50%
Shareholder Services fee	0.04%
Other expenses	0 .1 1%

Total	0.65%

Expense example
1 Year	3 Years	5 Years	10 Years

$66	$208	$362	$810

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

4 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, record keeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus New Jersey Municipal
Money Market Fund, Inc.

Ticker Symbol: DNJXX

GOAL /APPROACH

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal personal income tax, including when the portfolio manager believes acceptable New Jersey municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  New Jersey’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

5 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/06

1 Year	5 Years	10 Years

2.81%	1.30%	2.02%
The fund’s 7-day yield on 12/29/06 was 3.21%. For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fee	0.50%
Shareholder Services fee	0.05%
Other expenses	0.09%

Total	0.64%

Expense example
1 Year	3 Years	5 Years	10 Years

$65	$205	$357	$798

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus Pennsylvania Municipal
Money Market Fund

Ticker Symbol: DPAXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Pennsylvania state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Pennsylvania municipal obligations are not available for investment.

6 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Pennsylvania’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/06

1 Year	5 Years	10 Years

2.95%	1.34%	2.12%
The fund’s 7-day yield on 12/29/06 was 3.29%. For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Shareholder Services fee	0.02%
Other expenses	0.09%

Total	0.61%

Expense example
1 Year	3 Years	5 Years	10 Years

$62	$195	$340	$762

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

7 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

MANAGEMENT
Investment Adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $194 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the Dreyfus Connecticut Municipal Money Market Fund, Dreyfus Massachusetts Municipal Money Market Fund, Dreyfus New Jersey Municipal Money Market Fund, and Dreyfus Pennsylvania Municipal Money Market Fund each paid Dreyfus a management fee at the annual rate 0.50% of the fund’s average daily net assets.

A separate discussion regarding the basis for the board’s approving each fund’s separate management agreement with Dreyfus is available in each fund’s annual report for the fiscal year ended November 30, 2006. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world’s leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.5 trillion in assets under management, administration or custody, including $995 billion under management.

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. (BNY) announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and BNY expect the transaction to be completed in the third quarter of 2007.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct and stable identity.

Distributor

Each fund’s distributor is DSC, a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any shareholder services fees or other expenses paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or DSC’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of Ethics

The funds, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

8 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following tables describe each fund’s performance for the fiscal periods indicated. “Total return” shows how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report for each fund, along with each fund’s financial statements, is included in the fund’s annual report, which is available upon request.

	Year Ended	For the Period
	November 30,	Ended November 30,		Year Ended September 30,
Dreyfus Connecticut Municipal Money Market Fund, Inc.	2006	2005*	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.027	.003	.014	.005	.006	.010
Distributions: Dividends from investment income — net	(.027)	(.003)	(.014)	(.005)	(.006)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.73	2.09**	1.44	.47	.57	.99

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68	.72**	.67	.64	.65	.65
Ratio of net expenses to average net assets	.65	.65**	.65	.63	.64	.64
Ratio of net investment income to average net assets	2.70	2.09**	1.44	.47	.58	1.00

Net assets, end of period ($ x 1,000)	137,772	149,417	156,172	146,056	160,715	197,363

	Year Ended	For the Period
	November 30,	Ended November 30,		Year Ended January 31,
Dreyfus Massachusetts Municipal Money Market Fund	2006	2005*	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.028	.015	.006	.005	.009	.022
Distributions: Dividends from investment income — net	(.028)	(.015)	(.006)	(.005)	(.009)	(.022)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.79	1.82**	.65	.48	.88	2.20

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65	.65**	.65	.62	.60	.58
Ratio of net investment income to average net assets	2.75	1.81**	.62	.48	.88	2.15

Net assets, end of period ($ x 1,000)	162,310	157,817	137,292	188,232	223,456	276,985

* On August 2, 2005, each fund’s Board members approved a change in the funds fiscal year end to November 30.
**Annualized.

9 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

	Year Ended	For the Period
	November 30,	Ended November 30,		Year Ended January 31,
Dreyfus New Jersey Municipal Money Market Fund, Inc.	2006	2005*	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.027	.015	.006	.005	.008	.020
Distributions: Dividends from investment income — net	(.027)	(.015)	(.006)	(.005)	(.008)	(.020)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.76	1.79**	.64	.46	.83	2.06

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64	.65**	.65	.64	.65	.65
Ratio of net expenses to average net assets	.64	.65**	.65	.64	.65	.65
Ratio of net investment income to average net assets	2.73	1.79**	.63	.46	.83	2.04

Net assets, end of period ($ x 1,000)	374,567	372,699	342,316	372,384	427,000	468,492

	Year Ended	For the Period
	November 30,	Ended November 30,		Year Ended September 30,
Dreyfus Pennsylvania Municipal Money Market Fund	2006	2005*	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.028	.004	.015	.004	.006	.010
Distributions: Dividends from investment income — net	(.028)	(.004)	(.015)	(.004)	(.006)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.87	2.21**	1.51	.44	.57	1.04

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.66**	.64	.71	.73	.71
Ratio of net expenses to average net assets	.61	.66**	.64	.71	.73	.71
Ratio of net investment income to average net assets	2.83	2.19**	1.68	.44	.57	1.04

Net assets, end of period ($ x 1,000)	200,174	181,747	185,021	75,038	79,501	80,625

* On August 2, 2005, each fund’s Board members approved a change in the funds fiscal year end to November 30.
**Annualized.

10	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Your Investment
ACCOUNT POLICIES
Buying shares

You pay no sales charges to invest in either fund. Your price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Your broker may charge transaction fees and may set minimum investments or limitations on buying or selling shares. Consult a representative for further information.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

General policies

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (gen- erally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund oper- ations (for example, if it exceeds 1% of the fund’s assets)

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

DISTRIBUTION AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Each fund anticipates that virtually all dividends paid will be exempt from federal and, for Massachusetts residents, Massachusetts personal income taxes, for New Jersey residents, New Jersey personal income taxes, for Connecticut residents, Connecticut personal income taxes, and for Pennsylvania residents, Pennsylvania personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Massachusetts, New Jersey, Connecticut and Pennsylvania personal income tax purposes, distributions derived from interest on municipal securities of Massachusetts issuers, New Jersey issuers, Connecticut issuers or Pennsylvania issuers, respectively, and from

11	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to state personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by

For More Information

Dreyfus Connecticut Municipal Money Market Fund, Inc.

SEC file number:	811-3207

Dreyfus Massachusetts Municipal Money Market Fund

SEC file number:	811-6273

Dreyfus New Jersey Municipal Money Market Fund, Inc.

SEC file number:	811-5527

Dreyfus Pennsylvania Municipal Money Market Fund

SEC file number:	811-6126

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists portfolio holdings and contains a letter from each fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected each fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI for each fund is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). Each SAI is incorporated by reference (is legally considered part of this combined prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q

© 2007 Dreyfus Service Corporation, Distributor

paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

or Form N-CSR for the period that includes the date as of which the information was current. In addition, 15 days following the end of each calendar quarter, each fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the respective fund’s SAI.

CONTACT FIRST REPUBLIC BANK:

By Telephone

Call your First Republic Bank Relationship Manager or 415-397-1413.

By Mail

First Republic Bank, 111 Pine Street
7th Floor, Investment Division
San Francisco, CA 94111

On the Internet http://www.firstrepublic.com

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by contacting your First Republic Bank Relationship Manager. Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

12	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

DREYFUS
CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

DREYFUS
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

DREYFUS
NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

DREYFUS
PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Four investment choices seeking current income, exempt from federal and, where applicable, Connecticut, Massachusetts, New Jersey or Pennsylvania state income taxes, and liquidity, by investing in high quality, short-term municipal obligations.

PROSPECTUS April 1, 2007

Contents

THE FUNDS
Introduction	3
Dreyfus Connecticut Municipal Money Market Fund, Inc	3
Dreyfus Massachusetts Municipal Money Market Fund	4
Dreyfus New Jersey Municipal Money Market Fund, Inc	5
Dreyfus Pennsylvania Municipal Money Market Fund	6
Management	7
Financial Highlights	8

YOUR INVESTMENT
Account Policies	10
Distribution and Taxes	10

FOR MORE INFORMATION
See back cover.

This combined prospectus to be used only by clients of Stifel, Nicolaus & Company, Incorporated.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider four investment choices in one document.

Each fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. Each fund strives to reach its stated goal, although as with all mutual funds, no fund can offer guaranteed results.

As a money market fund, each fund seeks to maintain a $1.00 price per share and is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Dreyfus Connecticut Municipal
Money Market Fund, Inc.

Ticker Symbol: DRCXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Con-necticut state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Connecticut state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Connecti-cut state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Connecticut municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Connecticut’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

3 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Year-by-year total returns
as of 12/31 each year (%)

Best Quarter: Q3 ’00 +0.87%
Worst Quarter: Q3 ’03 +0.08%

Average annual total returns
as of 12/31/06
1 Year	5 Years	10 Years

2.79%	1.29%	2.02%

The fund’s 7-day yield on 12/29/06 was 3.19% . Absent a voluntary fee waiver in effect the 7-day yield would have been 3.18% . For the fund’s current 7-day yield, please call toll-free:

1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Shareholder Services fee	0.05%
Other expenses	0.13%

Total	0.68%

For the fiscal year ended November 30, 2006, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.47%, reducing total expenses from 0.68% to 0.65% . This waiver was voluntary.

Expense example

1 Year	3 Years	5 Years	10 Years

$69	$218	$379	$847

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus Massachusetts Municipal
Money Market Fund

Ticker Symbol: DMAXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Mass-achusetts state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Massachusetts state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Massachu-setts state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal personal income tax, including when the portfolio manager believes acceptable Massachusetts municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Massachusetts’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

4 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns
as of 12/31 each year (%)

Best Quarter: Q3 ’00 +0.91%
Worst Quarter: Q3 ’03 +0.08%

Average annual total returns
as of 12/31/06
1 Year	5 Years	10 Years

2.83%	1.33%	2.09%

The fund’s 7-day yield on 12/29/06 was 3.17% . For the fund’s current yield, please call toll-free:

1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fee	0.50%
Shareholder Services fee	0.04%
Other expenses	0.11%

Total	0.65%

Expense example
1 Year	3 Years	5 Years	10 Years

$66	$208	$362	$810

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, record keeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus New Jersey Municipal
Money Market Fund, Inc.

Ticker Symbol: DNJXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal personal income tax, including when the portfolio manager believes acceptable New Jersey municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

5 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  New Jersey’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns
as of 12/31 each year (%)

Best Quarter: Q4 ’00 +0.87%
Worst Quarter: Q3 ’03 +0.09%

Average annual total returns
as of 12/31/06
1 Year	5 Years	10 Years

2.81%	1.30%	2.02%

The fund’s 7-day yield on 12/29/06 was 3.21% . For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fee				0.50%
Shareholder Services fee				0.05%
Other expenses				0.09%

Total				0.64%

Expense example
1 Year	3 Years	5 Years	10 Years

$65	$205	$357	$798

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus Pennsylvania Municipal
Money Market Fund

Ticker Symbol: DPAXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Pennsylvania state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Pennsylva-nia state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Pennsylvania municipal obligations are not available for investment.

6 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Pennsylvania’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns
as of 12/31 each year (%)

Best Quarter: Q4 ’00 +0.91%
Worst Quarter: Q3 ’03 +0.07%

Average annual total returns
as of 12/31/06
1 Year	5 Years	10 Years

2.95%	1.34%	2.12%

The fund’s 7-day yield on 12/29/06 was 3.29% . For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Shareholder Services fee	0.02%
Other expenses	0.09%

Total	0.61%

Expense example
1 Year	3 Years	5 Years	10 Years

$62	$195	$340	$762

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

MANAGEMENT

Investment Adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $194 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the Dreyfus Connecticut Municipal Money Market Fund, Dreyfus Massachusetts Municipal Money Market Fund, Dreyfus New Jersey Municipal Money Market Fund, and Dreyfus Pennsylvania Municipal Money Market Fund each paid Dreyfus a management fee at the annual rate 0.50% of the fund’s average daily net assets.

A separate discussion regarding the basis for the board’s approving each fund’s separate management agreement with Dreyfus is available in each fund’s annual report for the fiscal year ended November 30, 2006. Dreyfus is the pri-

7 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

mary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Penn-sylvania, Mellon Financial is one of the world’s leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.5 trillion in assets under management, administration or custody, including $995 billion under management.

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. (BNY) announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and BNY expect the transaction to be completed in the third quarter of 2007.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct and stable identity.

Distributor

Each fund’s distributor is DSC, a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any shareholder services fees or other expenses paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or DSC’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of Ethics

The funds, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

FINANCIAL HIGHLIGHTS

The following tables describe each fund’s performance for the fiscal periods indicated. “Total return” shows how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report for each fund, along with each fund’s financial statements, is included in the fund’s annual report, which is available upon request.

	Year Ended	For the Period
	November 30,	Ended November 30,		Year Ended September 30,
Dreyfus Connecticut Municipal Money Market Fund, Inc.	2006	2005*	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.027	.003	.014	.005	.006	.010
Distributions: Dividends from investment income — net	(.027)	(.003)	(.014)	(.005)	(.006)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.73	2.09**	1.44	.47	.57	.99

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68	.72**	.67	.64	.65	.65
Ratio of net expenses to average net assets	.65	.65**	.65	.63	.64	.64
Ratio of net investment income to average net assets	2.70	2.09**	1.44	.47	.58	1.00

Net assets, end of period ($ x 1,000)	137,772	149,417	156,172	146,056	160,715	197,363

*On August 2, 2005, each fund’s Board members approved a change in the funds fiscal year end to November 30.
**Annualized.

8 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

	Year Ended	For the Period
	November 30,	Ended November 30,		Year Ended January 31,
Dreyfus Massachusetts Municipal Money Market Fund	2006	2005*	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.028	.015	.006	.005	.009	.022
Distributions: Dividends from investment income — net	(.028)	(.015)	(.006)	(.005)	(.009)	(.022)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.79	1.82**	.65	.48	.88	2.20

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65	.65**	.65	.62	.60	.58
Ratio of net investment income to average net assets	2.75	1.81**	.62	.48	.88	2.15

Net assets, end of period ($ x 1,000)	162,310	157,817	137,292	188,232	223,456	276,985

	Year Ended	For the Period
	November 30,	Ended November 30,		Year Ended January 31,
Dreyfus New Jersey Municipal Money Market Fund, Inc.	2006	2005*	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.027	.015	.006	.005	.008	.020
Distributions: Dividends from investment income — net	(.027)	(.015)	(.006)	(.005)	(.008)	(.020)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.76	1.79**	.64	.46	.83	2.06

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64	.65**	.65	.64	.65	.65
Ratio of net expenses to average net assets	.64	.65**	.65	.64	.65	.65
Ratio of net investment income to average net assets	2.73	1.79**	.63	.46	.83	2.04

Net assets, end of period ($ x 1,000)	374,567	372,699	342,316	372,384	427,000	468,492

	Year Ended	For the Period
	November 30,	Ended November 30,		Year Ended September 30,
Dreyfus Pennsylvania Municipal Money Market Fund	2006	2005*	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.028	.004	.015	.004	.006	.010
Distributions: Dividends from investment income — net	(.028)	(.004)	(.015)	(.004)	(.006)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.87	2.21**	1.51	.44	.57	1.04

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.66**	.64	.71	.73	.71
Ratio of net expenses to average net assets	.61	.66**	.64	.71	.73	.71
Ratio of net investment income to average net assets	2.83	2.19**	1.68	.44	.57	1.04

Net assets, end of period ($ x 1,000)	200,174	181,747	185,021	75,038	79,501	80,625

*On August 2, 2005, each fund’s Board members approved a change in the funds fiscal year end to November 30.
**Annualized.

9 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in either fund. Your price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Your broker may charge transaction fees and may set minimum investments or limitations on buying or selling shares. Consult a representative for further information.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

General policies

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

DISTRIBUTION AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Each fund anticipates that virtually all dividends paid will be exempt from federal and, for Massachusetts residents, Massachusetts personal income taxes, for New Jersey residents, New Jersey personal income taxes, for Connecticut residents, Connecticut personal income taxes, and for Pennsylvania residents, Pennsylvania personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Massachusetts, New Jersey, Connecticut and Pennsylvania personal income tax purposes, distributions derived from interest on municipal securities of Massachusetts issuers, New Jersey issuers, Connecticut issuers or Pennsylvania issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to state personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

10	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

For More Information

Dreyfus Connecticut Municipal Money Market Fund, Inc.

SEC file number:	811-3207

Dreyfus Massachusetts Municipal Money Market Fund

SEC file number:	811-6273

Dreyfus New Jersey Municipal Money Market Fund, Inc.

SEC file number:	811-5527

Dreyfus Pennsylvania Municipal Money Market Fund

SEC file number:	811-6126

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists portfolio holdings and contains a letter from each fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected each fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI for each fund is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). Each SAI is incorporated by reference (is legally considered part of this combined prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center —Dreyfus Mutual Funds — Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, 15 days following the end of each calendar quarter, each fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the respective fund’s SAI.

TO OBTAIN INFORMATION:
By Telephone
Call your Stifel, Nicolaus & Company Investment Executive or 1-800-679-5446.
By Mail
Stifel, Nicolaus & Company, Incorporated
501 North Broadway
St. Louis, MO 63102
On the Internet
http://www.stifel.com

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the fund by contacting your Stifel Investment Executive.

Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2007 Dreyfus Service Corporation, Distributor

12	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION
APRIL 1, 2007

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Connecticut Municipal Money Market Fund, Inc. (the “Fund”), dated April 1, 2007, as the Prospectus may be revised from time to time. To obtain a copy of the Fund’s Prospectus, please call your financial adviser, or write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call one of the following numbers:

Call Toll Free 1-800-645-6561
In New York City -- Call 1-718-895-1206
Outside the U.S. -- Call 516-794-5452

      The Fund’s most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

DESCRIPTION OF THE FUND

The Fund is a Maryland corporation formed on May 16, 1990. The Fund is an open-end, management investment company, known as a municipal money market mutual fund. As a municipal fund, the Fund invests in debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax (“Municipal Obligations”).

The Dreyfus Corporation (the “Manager”or “Dreyfus”) serves as the Fund’s investment adviser.

Dreyfus Service Corporation (the “Distributor”) is the distributor of the Fund’s shares.

Certain Portfolio Securities

The following information supplements and should be read in conjunction with the Fund’s Prospectus.

Municipal Obligations. As a fundamental policy, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Obligations of the State of Connecticut, its political subdivisions, authorities and corporations, and certain other specified securities, that provide income exempt from Federal and State of Connecticut personal income taxes (collectively, “Connecticut Municipal Obligations”). To the extent acceptable Connecticut Municipal Obligations are at any time unavailable for investment by the Fund, the Fund will invest temporarily in other Municipal Obligations. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements, which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest.

     The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue.

     Municipal Obligations include certain private activity bonds (a type of revenue bond), the income from which is subject to the alternative minimum tax (AMT). The Fund may invest without limitation in such Municipal Obligations if the Manager determines that their purchase is consistent with the Fund’s investment objective.

Certain Tax Exempt Obligations. The Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days’ notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.

Derivative Products. The Fund may purchase various derivative products whose value is tied to underlying Municipal Obligations. The Fund will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity and diversification standards of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). The principal types of derivative products are described below.

(1)	Tax Exempt Participation Interests. Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Fund an undivided interest in a Municipal Obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the Municipal Obligation.

Participation interests may have fixed, floating or variable rates of interest, and are frequently backed by an irrevocable letter of credit or guarantee of a bank.

(2)	Tender Option Bonds. Tender option bonds grant the holder an option to tender an underlying Municipal Obligation at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider. The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-term tax- exempt rate.

(3)	Custodial Receipts. In a typical custodial receipt arrangement, an issuer of a Municipal Obligation deposits it with a custodian in exchange for two classes of custodial receipts.

One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes. The other class’s interest rate also is adjusted, but inversely to changes in the interest rate of the first class.

(4)	Structured Notes. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, therefore, may not have an active trading market. When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.

Ratings of Municipal Obligations. The Fund may invest only in those Municipal Obligations which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined by the Manager in accordance with procedures established by the Fund’s Board.

The average distribution of investments (at value) in Municipal Obligations (including notes) by ratings for the fiscal year ended November 30, 2006, computed on a monthly basis, was as follows:

		Moody’s		Standard &
Fitch Ratings		Investors Service,		Poor’s Ratings	Percentage
(“Fitch”)	or	Inc. (“Moody’s”)	or	Services (“S&P”)	of Value
F-1+/F-1		VMIG 1/MIG 1, P-1		SP-1+/SP-1, A1+/A1	83.2%
AAA/AA/A		Aaa/Aa/A		AAA/AA/A	3.6%
Not Rated		Not Rated		Not Rated	13.2(1)

					100.0%

(1)	Included in the not rated category are securities which, while not rated, all have been determined by the Manager to be of comparable quality to securities in the MIG1/SP-1/F-1 rating category.

     If, subsequent to its purchase by the Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund’s Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization’s second highest rating category, the Fund’s Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund’s Board is subsequently notified of the Manager’s actions.

To the extent the ratings given by Moody’s, S&P or Fitch (collectively, the “Rating Agencies”) for Municipal Obligations may change as a result of changes in such organization or their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies described in the Fund’s Prospectus and this Statement of Additional Information. The ratings of the Rating Agencies represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.

Taxable Investments. From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund’s net assets) or for temporary defensive purposes, the Fund may invest in taxable short-term investments (“Taxable Investments”) consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of a Rating Agency; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody’s, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers’ acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See “Dividends, Distributions and Taxes.“ Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund’s net assets be invested in Taxable Investments. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. When the Fund has adopted a temporary defensive position, including when acceptable Connecticut Municipal Obligations are unavailable for investment by the Fund, in excess of 20% of the Fund’s net assets may be invested in securities that are not exempt from Connecticut income taxes. Under normal market conditions, the Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

Illiquid Securities. The Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund’s investment objective. These securities may include securities that are not readily marketable, such as securities subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected.

Investment Techniques

The following information supplements and should be read in conjunction with the Fund’s Prospectus.

Borrowing Money. The Fund may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time borrowing is made. While such borrowings exceed 5% of the Fund’s total assets, the Fund will not make any additional investments.

Stand-By Commitments. The Fund may acquire “stand-by commitments”with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund’s option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire standby commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security’s yield to investors. Gains realized in connection with stand-by commitments will be taxable.

Forward Commitments. The Fund may purchase Municipal Obligations and other securities on a forward commitment, when-issued or delayed delivery basis, which means that delivery and payment take place in the future after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued, or delayed delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund’s purchase commitments.

Municipal Obligations and other securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value (generally changing in the same way, i.e. appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its net asset value per share.

Certain Investment Considerations and Risks

General. The Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since the Fund usually does not pay brokerage commissions when purchasing short-term obligations. The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its purchase cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

     Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. The Fund seeks to maintain a stable $1.00 share price.

Investing in Municipal Obligations. The Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects or securities whose issuers are located in the same state. As a result, the Fund may be subject to greater risk as compared to a municipal money market fund that does not follow this practice.

     Certain municipal lease/purchase obligations in which the Fund may invest may contain “non-appropriation”clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation”lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funds for the leased property.

     Certain provisions in the Internal Revenue Code of 1986, as amended (the “Code”), relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce the available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund’s structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

Investing in Connecticut Municipal Obligations. Since the Fund is concentrated in securities issued by Connecticut or entities within Connecticut, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. You should consider carefully the special risks inherent in the Fund’s investment in Connecticut Municipal Obligations. You should review the information in “Appendix A”which provides a brief summary of special investment considerations and risk factors relating to investing in Connecticut Municipal Obligations.

Investment Restrictions

     The Fund’s investment objective, and its policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in Connecticut Municipal Obligations (or other instruments with similar economic characteristics), are fundamental policies which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restriction number 11 is not a fundamental policy and may be changed by vote of a majority of the Fund’s Board members at any time. The Fund may not:

     1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined previously and in the Fund’s Prospectus.

     2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund’s total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund’s total assets, the Fund will not make any additional investments.

     3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

4. Sell securities short or purchase securities on margin.

     5. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

     6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

     7. Make loans to others except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund’s Prospectus.

     8. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

9. Invest in companies for the purpose of exercising control.

     10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund’s net assets would be so invested.

     For purposes of Investment Restriction No. 8, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an “industry.”

      If a percentage restriction is adhered to at the time of investment, a later change in such percentage resulting from a change in values or assets will not constitute a violation of such restriction.

MANAGEMENT OF THE FUND

     The Fund’s Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
Dreyfus Service Corporation	Distributor
Dreyfus Transfer, Inc	Transfer Agent
The Bank of New York	Custodian

Board Members of the Fund1

Board members of the Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.

[1] None of the Board members are “interested persons”of the Fund, as defined in the 1940 Act.

Name (Age)	Principal Occupation
Position with Fund (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (63)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Chairman of the Board		Century Business Services, Inc., a provider of
(1995)		outsourcing functions for small and medium
size companies, Director
The Newark Group, a provider of a national
market of paper recovery facilities,
paperboard mills and paperboard converting
plants, Director
Sunair Services Corporation, a provider of
certain outdoor-related services to homes and
businesses, Director

David W. Burke (70)	Corporate Director and Trustee	John F. Kennedy Library Foundation, Director
Board Member
(1994)

William Hodding Carter III (71)	Professor of Leadership &	The Century Foundation, Emeritus Director
Board Member	Public Policy, University of	The Enterprise Corporation of the Delta,
(2006)	North Carolina, Chapel Hill	Director
(January 1, 2006 – present)
President and Chief Executive
Officer of the John S. and
James L. Knight Foundation
(February 1, 1998 –
February 1, 2006)

Gordon J. Davis (65)	Partner in the law firm of	Consolidated Edison, Inc., a utility company,
Board Member	LeBoeuf, Lamb, Greene &	Director
(1995)	MacRae LLP	Phoenix Companies, Inc., a life insurance
	President, Lincoln Center for	company, Director
	the Performing Arts, Inc.	Board Member/Trustee for several not-for-profit
	(2001)	groups

Joni Evans (64)	Principal, Joni Evans Ltd.	None
Board Member	Senior Vice President of the
(1991)	William Morris Agency
(2005)

Arnold S. Hiatt (79)	Chairman of The Stride Rite	Isabella Stewart Gardner Museum, Trustee
Board Member	Charitable Foundation	John Merck Fund, a charitable trust, Trustee
(1991)		Business for Social Responsibility, Director
The A.M. Fund, Trustee

Name (Age)	Principal Occupation
Position with Fund (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Ehud Houminer (66)	Executive-in-Residence at the	Avnet Inc., an electronics distributor, Director
Board Member	Columbia Business School,	International Advisory Board to the MBA
(2006)	Columbia University	Program School of Management, Ben Gurion
University, Chairman
Explore Charter School, Brooklyn, NY, Trustee

Richard C. Leone (66)	President of The Century	The American Prospect, Director
Board Member	Foundation (formerly, The	Center for American Progress, Director
(2006)	Twentieth Century Fund,
Inc.), a tax exempt research
foundation engaged in the
study of economic, foreign
policy and domestic issues

Hans C. Mautner (68)	President – International	Capital and Regional PLC, a British co-
Board Member	Division and an Advisory	investing real estate asset manager, Director
(2006)	Director of Simon Property	Member – Board of Managers of
	Group, a real estate	Mezzacappa Long/Short Fund LLC
	investment company (1998-	Mezzacappa Partners LLC
present)
Director and Vice Chairman of
Simon Property Group
(1998-2003)
Chairman and Chief Executive
Officer of Simon Global
Limited (1999-present)

Robin A. Melvin (43)	Director, Boisi Family	None
Board Member	Foundation, a private family
(2006)	foundation that supports
youth-serving organizations
that promote the self
sufficiency of youth from
disadvantaged circumstances

Burton N. Wallack (56)	President and Co-owner of	None
Board Member	Wallack Management
(1991)	Company, a real estate
management company

John E. Zuccotti (69)	Chairman of Brookfield	Emigrant Savings Bank, Director
Board Member	Financial Properties, Inc.	Wellpoint, Inc., Director
(2006)	Senior Counsel of Weil,	Visiting Nurse Service of New York, Director
	Gotshal & Manges, LLP	Columbia University, Trustee
	Chairman of the Real Estate	Doris Duke Charitable Foundation, Trustee
Board of New York

Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not “interested persons”of the Fund, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Fund’s accounting and financial reporting processes and the audits of the Fund’s financial statements and (ii) to assist in the Board’s oversight of the integrity of the Fund’s financial statements, the Fund’s compliance with legal and regulatory requirements and the independent registered public accounting firm’s qualifications, independence and performance. The Fund’s nominating committee, among other things, is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Company, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Fund also has a standing evaluation committee comprised of any one Board member. The function of the evaluation committee is to assist in valuing the Fund’s investments. The Fund’s audit committee met four times and the compensation and nominating committees each met once during the fiscal year ended November 30, 2006. The Fund’s evaluation committee did not meet during the last fiscal year.

The table that follows indicates the dollar range of each Board member’s ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2006.

Aggregate Holding of Funds in the
Dreyfus Family of Funds for which
Name of Board Member	The Fund	Responsible as a Board Member
Joseph S. DiMartino	None	Over $100,000
David W. Burke	None	Over $100,000
William Hodding Carter III	None	None
Gordon J. Davis	None	$10,001-$50,000
Joni Evans	None	$10,001-$50,000
Arnold S. Hiatt	None	None
Ehud Houminer	None	Over $100,000
Richard C. Leone	None	Over $100,000
Hans C. Mautner	None	Over $100,000
Robin A. Melvin	None	Over $100,000

Aggregate Holding of Funds in the
Dreyfus Family of Funds for which
Name of Board Member	The Fund	Responsible as a Board Member

Burton N. Wallack	None	None

John E. Zuccotti	None	Over $100,000

     As of December 31, 2006, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment Company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

     Effective January 1, 2007, the Fund pays its Board members its allocated portion of an annual retainer of $50,000 and a fee of $6,500 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Fund and 17 other funds (comprised of 28 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. (Prior to January 1, 2007, the annual retainer and per meeting attended fee were $30,000 and $4,000, respectively.) The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members receive an annual retainer and a per meeting attended fee of one-half the amount payable to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended November 30, 2006, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member’s total compensation) for the year ended December 31, 2006, pursuant to the compensation schedule then in effect, were as follows:

		Total Compensation
	Aggregate	From the Fund and
	Compensation	Fund Complex
Name of Board Member	From the Fund *	Paid to Board Member (**)
Joseph S. DiMartino	$1,257	$857,400 (193)
David W. Burke	$1,005	$285,500 (83)
William Hodding Carter III†	$6	$51,000	(30)
Samuel Chase+	$325	$15,000 (15)
Gordon J. Davis	$1,005	$102,500 (39)
Joni Evans	$1,005	$51,500 (30)
Arnold S. Hiatt	$919	$47,500	(30)
Ehud Houminer†	$6	$143,250 (79)
Richard C. Leone†	$6	$48,000	(30)
Hans C. Mautner†	$6	$48,000	(30)

		Total Compensation
	Aggregate	From the Fund and
	Compensation	Fund Complex
Name of Board Member	From the Fund *	Paid to Board Member (**)

Robin A. Melvin†	$6	$63,500	(30)

Burton N. Wallack	$1,005	$51,500	(30)

John E. Zuccotti†	$6	$51,500	(30)

*	Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed to Board members for attending Board meetings, which in the aggregate amounted to $1,288.

**	Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the
Fund, for which the Board member serves.

+	Emeritus Board member since November 8, 2005.

† Ms. Melvin and Messrs. Carter, Houminer, Leone, Mautner and Zuccotti were elected Board members of the Fund effective November 6, 2006. Accordingly, they received no compensation from the Fund for periods prior thereto.

Officers of the Fund

J. DAVID OFFICER, President since December 2006. Chief Operating Officer, Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 190 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1998.

MARK N. JACOBS, Vice President since March 2000. Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

JAMES WINDELS, Treasurer since November 2001. Director-Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Associate General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005. Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1992.

GAVIN C. REILLY, Assistant Treasurer since December 2005. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since December 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003. Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-

Money Laundering Compliance Officer of 87 investment companies (comprised of 202 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since September 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 206 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

      The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.

     As of March 10, 2006, the Fund’s Board members and officers, as a group, did not own any outstanding shares of the Fund.

      As of March 10, 2006, the following shareholders were known to own of record 5% or more of the outstanding shares of the Fund: Martin S. Davis & L.W. Davis, P.O. Box 174, Westport, CT 06881-0174 (10.51%); Janney Montgomery Scott LLC, 1801 Market Street, Philadelphia, PA 19103-1628 (6.14%); and Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-2052 (8.23%) .

MANAGEMENT ARRANGEMENTS

Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon”). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

The Manager provides management services pursuant to a Management Agreement (the “Agreement”) between the Fund and the Manager. The Agreement is subject to annual approval by (i) the Fund’s Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not “interested persons”(as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, on 60 days’ notice, by the Fund’s Board or by vote of the holders of a majority of the Fund’s shares, or, upon not less than 90 days’ notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The following persons are officers and/or directors of the Manager: Jonathan Little, Chair of the Board; Thomas F. Eggers, President, Chief Executive Officer and a director; Jonathan Baum, Vice Chair – Distribution and a director; J. Charles Cardona, Vice Chair and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; J. David Officer, Chief Operating Officer, Vice Chair and a director; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President – Corporate Communications; Jill Gill, Vice President – Human Resources; Anthony Mayo, Vice President – Information Systems; Theodore A. Schachar, Vice President – Tax; Alex G. Sciulli, Vice President; Wendy H. Strutt, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto,

Assistant Secretary; and Steven G. Elliott, Robert P. Kelly, David F. Lamere and Ronald P. O’Hanley III, directors.

     The Fund, the Manager and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by the Fund. The Manager’s Code of Ethics subjects its employees’ personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon’s Investment Ethics Committee (the “Committee”). Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

     The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager’s own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers and other industry professionals (collectively, “Service Agents”) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     The Manager day-to-day management of the Fund’s portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund’s Board. The Manager is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Fund’s Board to execute purchases and sales of securities. The Fund’s portfolio managers are Joseph P. Darcy, A. Paul Disdier, Douglas J. Gaylor, Joseph Irace, Colleen Meehan, W. Michael Petty, Bill Vasiliou, James Welch and Monica S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.

     Expenses. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include, without limitation, the following: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents’ fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining corporate existence, costs of independent pricing services, costs attributable to investor services including, without limitation, telephone and personnel expenses, costs of shareholders’ reports and corporate meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses.

     As compensation for the Manager’s services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.50% of the value of the Fund’s average daily net assets. All fees and expenses are accrued daily and deducted before the declaration of dividends to shareholders. For the fiscal year ended September 30, 2005 (the Fund’s former fiscal year end), for the fiscal period from

October 1, 2005 though November 30, 2005, and for the fiscal year ended November 30, 2006 the management fees payable by the Fund amounted to $747,246, $128,684, and $697,642, respectively, which amounts were reduced by $39,200, $17,848, and $41,473, respectively, pursuant to undertakings in effect, resulting in net fees paid of $708,046, $110,836, and $656,169.

     The Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund’s net assets increases.

     Distributor. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as the Fund’s distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.

The Manager or the Distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the Fund or provide other services. Such payments are separate from any shareholder services fees or other expenses paid by the Fund to those intermediaries. Because those payments are not made by you or the Fund, the Fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to certain Service Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid from the Manager’s or the Distributor’s own resources to Service Agents for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing”. From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended. In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of the Fund to you. Please contact your Service Agent for details about any payments they may receive in connection with the sale of Fund shares or the provision of services to the Fund.

Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the “Transfer Agent”), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Fund’s transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

The Bank of New York (the “Custodian”), One Wall Street, New York, New York 10286, is the Fund’s custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a custody agreement with the Fund, the

Custodian holds the Fund’s securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund’s assets held in custody and receives certain securities transactions charges.

HOW TO BUY SHARES

General. Fund shares may be purchased through the Distributor or Service Agents that have entered into service agreements with the Distributor. Fund shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through a Service Agent. You will be charged a fee if an investment check is returned unpayable. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. It is not recommended that the Fund be used as a vehicle for Keogh, IRA or other qualified retirement plans.

     The Fund reserves the right to reject any purchase order. The Fund will not establish an account for a “foreign financial institution,”as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, future commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, future commission merchants or mutual funds; and non-U.S. entities engaged in the business of currency dealer or exchange or money transmitter.

As discussed under “Management Arrangements-Distributor,”Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of the Fund instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments they may receive in connection with the sale of Fund shares or the provision of services to the Fund.

The minimum initial investment is $2,500 or $1,000 if you are a client of a Service Agent which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Fund’s Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Fund shares are offered without regard to the minimum initial investment requirements to Board members of a fund advised by the Manager, including members of the Fund’s Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in the Fund. The Fund reserves the right to vary the initial and subsequent investment minimum requirements at any time.

Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset BuilderR, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under “Shareholder Services.” These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect you against loss in a declining market.

Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire or within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested. Net asset value per share is determined as of 12:00 Noon, Eastern time, on each day the New York Stock Exchange is open for regular business. The Fund also may process purchase and sale orders and calculate its net asset value on days that the Fund’s primary trading markets are open and the Fund’s management determines to do so. Net asset value per share is computed by dividing the value of the Fund’s net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. See “Determination of Net Asset Value.”

If your payments are received in or converted into Federal Funds by 12:00 Noon, Eastern time, by the Transfer Agent, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 Noon, Eastern time, by the Transfer Agent, you will begin to accrue dividends on the following business day.

Qualified institutions may place telephone orders for the purchase of Fund shares. These orders will become effective at the price determined at 12:00 Noon, Eastern time, and the shares purchased will receive the dividend on Fund shares declared on that day, if the telephone order is placed by 12:00 Noon, Eastern time, and Federal Funds are received by 4:00 p.m., Eastern time, on that day.

Using Federal Funds. The Transfer Agent or the Fund may attempt to notify you upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If you are a customer of a Service Agent and your order to purchase Fund shares is paid for other than in Federal Funds, the Service Agent, acting on your behalf, will complete the conversion into, or itself advance, Federal Funds, generally on the business day following receipt of your order. The order is effective only when so converted and received by the Transfer Agent. If you have sufficient Federal Funds or a cash balance in your brokerage account with a Service Agent, your order to purchase Fund shares will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.

Dreyfus TeleTransfer Privilege. You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House (“ACH”) member may be so designated.

Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the New York Stock Exchange are open for regular business, Fund shares will be purchased at the share price determined on that day. If purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), Fund shares will be purchased at the share price determined on the next business day following such purchase order. To qualify to use Dreyfus

TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See “How to Redeem Shares--Dreyfus TeleTransfer Privilege.”

     Transactions Through Securities Dealers. Fund shares may be purchased and redeemed through securities dealers which may charge a fee for such services. Some dealers will place the Fund’s shares in an account with their firm. Dealers also may require that the customer invest more than the $1,000 minimum investment; the customer not take physical delivery of stock certificates; the customer not request redemption checks to be issued in the customer’s name; fractional shares not be purchased; monthly income distributions be taken in cash; or other conditions.

     There is no sales or service charge by the Fund or the Distributor, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Fund. The Fund understands that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; other services available from the dealer, bank or other institution; and assistance with inquiries related to their investment. Any such fees will be deducted monthly from your account, which on smaller accounts could constitute a substantial portion of the distribution. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. You should be aware that you may purchase shares of the Fund directly from the Fund without imposition of any maintenance or service charges, other than those already described in the Fund’s Prospectus or this Statement of Additional Information.

     Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

SHAREHOLDER SERVICES PLAN

     The Fund has adopted a Shareholder Services Plan (the “Plan”) pursuant to which the Fund reimburses the Distributor an amount not to exceed an annual rate of 0.25% of the value of the Fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

     A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Fund’s Board for its review. In addition, the Plan provides that material amendments of the Plan must be approved by the Fund’s Board, and by the Board members who are not “interested persons”(as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time by vote of a majority of the Board members who are not “interested persons”and have no direct or indirect financial interest in the operation of the Plan.

     For the fiscal year ended November 30, 2006, the Fund reimbursed the Distributor $71,824 under the Plan.

HOW TO REDEEM SHARES

     General. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset BuilderR and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay the redemption of such shares for up to eight business days after the purchase of such shares. In addition, the Fund will not honor redemption checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

     Checkwriting Privilege. The Fund provides redemption checks (“Checks”) automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable “No”box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

     You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

     Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

     Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day if the Transfer Agent receives the redemption request in proper form prior to 12:00 Noon, Eastern time, on such day; otherwise, the Fund will initiate payment on the next business day. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

     To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under “Stock Certificates; Signatures.”

     Dreyfus TeleTransfer Privilege. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See “How to Buy Shares--Dreyfus TeleTransfer Privilege.”

     Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. A fee may be charged to replace lost or stolen certificates, or certificates that were never received. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and “Signature-Guaranteed”must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

     Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund’s net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund’s Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund’s portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund’s investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund’s shareholders.

SHAREHOLDER SERVICES

     Fund Exchanges. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager or shares of certain funds advised by Founders Asset Management LLC (“Founders”), an indirect subsidiary of the Manager, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

A.	Exchanges for shares of funds offered without a sales load will be made without a sales load.

B.	Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

D.	Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as “Purchased Shares”) may be exchanged for shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

     To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.

     To request an exchange, you or your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable “No”box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express® voice-response telephone system) from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form may not be exchanged by telephone or online. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days’ written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

     Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under “Fund Exchanges.” Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations.

     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561, or visiting www.dreyfus.com. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

Dreyfus-Automatic Asset Builder®. Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans’, military or other payments from the U.S. Government automatically deposited into your Fund account.

Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer’s direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer’s payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

Dreyfus Step Program. Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund’s minimum initial investment requirements through Dreyfus-Automatic Asset BuilderR, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time.

     Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

A.	Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

B.	Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

D.	Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge (“CDSC”) and the applicable CDSC, if any, will be imposed upon redemption of such shares.

Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which stock certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

DETERMINATION OF NET ASSET VALUE

     Amortized Cost Pricing. The valuation of the Fund’s portfolio securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Board has established, as a particular responsibility within the overall duty of care owed to the Fund’s investors, procedures reasonably designed to stabilize the Fund’s price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund’s portfolio holdings by the Board, at such intervals as it deems appropriate, to determine whether the

Fund’s net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review are obtained from an independent pricing service (the “Service”) approved by the Board. The Service values the Fund’s investments based on methods which include consideration of: yields or prices of Municipal Obligations of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

     The extent of any deviation between the Fund’s net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board will consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

     New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Management believes that the Fund has qualified as a “regulated investment company”under the Code for the fiscal year ended November 30, 2006. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term “regulated investment company” does not imply the supervision of management or investment practices or policies by any government agency.

The Fund ordinarily declares dividends from net investment income on each day the New York Stock Exchange is open for regular business. The Fund’s earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month and are automatically reinvested in additional Fund shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.

If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.

If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s total assets consists of Federal tax exempt obligations, the Fund may designate and pay Federal exempt-interest dividends from interest earned on all such tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes. Dividends derived from Taxable Investments, together with distributions from any net realized short-term securities gains, generally are taxable as ordinary income for Federal income tax purposes whether or not reinvested. Distributions from net realized long-term securities gains generally are taxable as long-term capital gains to a shareholder who is a citizen or resident of the United States, whether or not reinvested and regardless of the length of time the shareholder has held his or her shares.

Dividends paid by the Fund that qualify as exempt-interest dividends for Federal income tax purposes are not subject to the Connecticut income tax imposed on individuals, trusts and estates, to the extent that such dividends are derived from income received by the Fund as interest from Connecticut Municipal Obligations or obligations the interest with respect to which Connecticut is prohibited by Federal law from taxing. Dividends that qualify as capital gain dividends for Federal income tax purposes are not subject to the Connecticut income tax to the extent they are derived from Connecticut Municipal Obligations. Dividends derived from other sources are subject to the Connecticut income tax. In the case of a shareholder subject to the Connecticut income tax and required to pay the Federal alternative minimum tax, the portion of exempt-interest dividends paid by the Fund that is derived from income received by the Fund as interest from Connecticut Municipal Obligations or obligations the interest with respect to which Connecticut is prohibited by Federal law from taxing is not subject to the net Connecticut minimum tax even though treated as a preference item for purposes of the Federal alternative minimum tax. Dividends qualifying as exempt-interest dividends for Federal income tax purposes that are distributed by the Fund to entities taxed as corporations under the Connecticut corporation business tax are not exempt from that tax. Fund shares are not subject to property taxation by the State of Connecticut or its political subdivisions.

Federal regulations require that you provide a certified taxpayer identification number (“TIN”) upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

PORTFOLIO TRANSACTIONS

General. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. In cases where the Manager or fund employs a sub-adviser, the sub-adviser, under the supervision of the Manager, places orders on behalf of the applicable fund(s) for the purchase and sale of portfolio securities.

Certain funds are managed by dual employees of the Manager and an affiliated entity in the Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entity. In this regard, the Manager places orders on behalf of those funds for the purchase and sale of securities through the trading desk of the affiliated entity, applying the written trade allocation procedures of such affiliate.

The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) and in a manner deemed fair and reasonable to shareholders. The primary consideration in placing portfolio transactions is prompt execution of orders at the most favorable net price. In choosing brokers or dealers, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) evaluates the ability of the broker or dealer to execute the particular transaction (taking into account the market for the security and the size of the order) at the best combination of price and quality of execution.

     In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) attempts to obtain best execution for the fund by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the measured quality and efficiency of the broker’s or dealer’s execution; (v) the broker’s or dealer’s willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker’s or dealer’s financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     With respect to the receipt of research, the brokers or dealers selected may include those that supplement the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) research facilities with statistical data, investment information, economic facts and opinions. Such information may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in serving funds or accounts that it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in carrying out its obligations to the fund. Information so received is in addition to, and not in lieu of, services required to be performed by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate), and the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) normal independent research activities, it enables it to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

Under the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) procedures, portfolio managers and their corresponding trading desks may seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, the Fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to "round lot”amounts).

To the extent that a fund invests in foreign securities, certain of such fund’s transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may deem it appropriate for one fund or account it manages to sell a security while another fund or account it manages is purchasing the same security. Under such circumstances, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may arrange to have the purchase and sale transactions effected directly between the fund and/or accounts ("cross transactions"). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     All portfolio transactions of each money market fund are placed on behalf of the fund by the Manager. Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a “spread.” Other portfolio transactions may be executed through brokers acting as agent. A fund will pay a spread or commission in connection with such transactions. The Manager uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to a fund and at spreads and commission rates (if any) that are reasonable in relation to the benefits received. The Manager also places transactions for other accounts that it provides with investment advice. For the fiscal year ended, September 30, 2005 (the Fund’s former fiscal year end), for the period from October 1, 2005 through November 30, 2005, and fiscal year ended November 30, 2006, the Fund did not pay any commissions in connection with such transactions.

     When more than one fund or account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) to be equitable to the fund or account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as a fund or account is concerned. In other cases, however, the ability of a fund or account to participate in volume transactions will produce better executions for the fund or account.

     When transactions are executed in the over-the-counter market (i.e., with dealers), the Manager will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

Disclosure of Portfolio Holdings. It is the policy of the Fund to protect the confidentiality of its portfolio holdings and prevent the selective disclosure of non-public information about such holdings. The Fund will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission. The Fund will publicly disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com. The information will be posted with a one-month lag and will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the Fund will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

If the Fund’s portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund’s portfolio holdings. The Fund may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

The Fund may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the Fund’s custodian, auditors, investment adviser, administrator, and each of their respective affiliates and advisers.

Disclosure of the Fund’s portfolio holdings may be authorized only by the Fund’s Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Fund’s Board.

INFORMATION ABOUT THE FUND

     The Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority of the Fund’s outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

The Fund will send annual and semi-annual financial statements to all its shareholders.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund’s Prospectus.

     Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, has been selected to serve as the independent registered public accounting firm for the Fund.

APPENDIX A

RISK FACTORS„ŸINVESTING IN CONNECTICUT MUNICIPAL OBLIGATIONS

     The following information constitutes only a brief summary, does not purport to be a complete description, and is based primarily on information drawn from official statements relating to securities offerings of the State of Connecticut (the "State") available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

General Information

     Connecticut is a highly developed and urbanized state, which is situated directly between the financial centers of Boston and New York. It is located on the Northeast coast and is the southernmost of the New England states. More than one-quarter of the total population of the United States and more than 50% of the Canadian population live within 500 miles of Connecticut. The State's population grew at a rate that exceeded the national growth rate during the period from 1940 to 1970, but has slowed substantially over the last thirty years. In April 2000, Connecticut had a population count of over 3.4 million, an increase of 3.6% from the 1990 figure, which was lower than both the regional (5.4%) and national (13.2%) growth rates. The mid-2005 population of the State was estimated at slightly above 3.5 million, up 0.32% from a year ago, compared to increases of 0.13% and 0.94% for New England and the United States, respectively.

     The State's economic performance is measured by personal income, which has been among the highest in the nation; gross state product, which demonstrated slower growth in the early 2000s, but expanded at a vigorous rate in 2004, exceeding the regional and national growth rates. Employment has gained approximately 35,000 jobs by late 2005 since it hit a low in September of 2003 and, in general, the unemployment rate has been lower than the national rate.

     Personal Income and Gross State Product. The State's economic vitality is evidenced in the rate of growth of its per capita income and gross state product. Historically, the State has had one of the highest per capita income rates as well as one of the strongest gross state products. Per capita personal income for Connecticut residents in 2003 was $42,810, 135.8% of the national average. Although the State's growth rate slowed in the early 1990s, the growth rate has since improved and remains higher than those figures. In 2004, the State produced $185.8 billion worth of goods and services and $171.5 billion worth of goods and services. In 2004, the State's output was concentrated in three areas: finance, insurance and real estate ("FIRE"), services and manufacturing, which contributed 68.5% of the State's total output. The output from manufacturing, however, has been decreasing over time as the contribution from FIRE and other services have been rapidly increasing.

     Employment. Approximately 55% of total personal income is derived from wages and salaries earned by workers classified in the non-agricultural employment sector. The State's non-agricultural employment reached its decade-long high in the first quarter of 1989 with 1,677,990 persons employed, but began declining in the early 1990s. It was not until 1994 that the State's economy started to gain momentum and it has steadily improved in each successive year since, adding tens of thousands of new workers annually. During 2000, non-agricultural employment surpassed the previous peak with a total employment of 1,686,330. Total non-agricultural employment declined in 2001 as the economy softened beginning with the fourth quarter of 2000. In 2004, the largest sectors of non-agricultural employment were services (39.7%), trade (18.7%) and manufacturing (12.0%) . Total non-agricultural employment in

Connecticut reached a low of 1,639,330 jobs in the third quarter of 2003, and bounced back up to 1,675,100 jobs by the fourth quarter of 2005.

     After enjoying an extraordinary boom during the mid-1980s, Connecticut, as well as the rest of the Northeast, experienced an economic slowdown during the recession in the early 1990s. The State's unemployment rate generally declined and has mostly remained below the regional and national averages for the late second half of the 1990's, and reached its low of 2.4% compared to the regional average of 3.8% and the national average of 4.0% in 2000. Connecticut's unemployment rate of 5.0% for the first six months of 2005 was higher than the regional average of 4.6%, but lower than the national average of 5.2% for the same period.

     Manufacturing. The manufacturing industry, despite its continuing downward trend over the past five decades, has traditionally served as an economic base industry and has been of prime economic importance to the State. In 2005, based on the level of personal income derived from this sector, Connecticut ranked twenty-first in the nation for its dependency on manufacturing. A number of factors, such as heightened foreign competition, a sharp decrease in defense spending and improved productivity played a significant role in affecting the overall level of manufacturing employment. Total manufacturing jobs in the State continued to decline to a recent low of 200,000 in 2003, after a rebound to 247,870 in 1998. The total number of manufacturing jobs dropped 51,000, or 20.5%, for the ten-year period since 1995.

     Non-manufacturing. The non-manufacturing sector is comprised of industries that primarily provide services. Consumer demand for services is not as postponable as the purchase of goods, making the flow of demand for services, and thus the general economy, more stable. Over the past several decades, the State's non-manufacturing economic sector has risen from just over 50% of total State employment in 1950, to approximately 88% in 2004. This trend has decreased the State's dependence on manufacturing, and over the last ten years there were over 141,000 new non-manufacturing jobs created, an increase of 10.7% . This sector has more than compensated for the loss of manufacturing jobs, fueling the recovery in non-agricultural employment since 1995.

     Resignation of Governor. On June 21, 2004, Governor John G. Rowland announced his resignation, effective July 1, 2004. Under the State Constitution, when Governor Rowland's resignation took effect the Lieutenant-Governor, M. Jodi Rell, became Governor of the State and will retain that position until a governor is chosen at the next regular election. The Lieutenant-Governor is a member of the same party as the Governor and was elected to her position with the Governor at the last regular election. There has been an ongoing Federal investigation of the Rowland administration regarding alleged improprieties with contract awards. In connection with the same investigation, Federal authorities were also reviewing gifts given to the former Governor. On December 23, 2004, former Governor John G. Rowland pleaded guilty to one Federal charge of conspiracy to commit honest services mail fraud and tax fraud. Sentencing occurred on March 18, 2005.

State Finances

     The State's fiscal year begins on July 1 and ends June 30. State statutory law requires that the budgetary process be on a biennium basis. In November 1992, electors approved an amendment to the State Constitution providing that the amount of general budget expenditures authorized for any fiscal year shall not exceed the estimated amount of revenue for such fiscal year. This amendment also provides a framework for a cap on budget expenses. The State Supreme Court has ruled that the provisions of the Constitutional budget cap require the passage of additional legislation by a three-fifths majority in each house of the General Assembly, which has not yet occurred. In the interim, the General Assembly has been following a provision of the State general statutes that contains the same budget cap as the Constitutional amendment.

     General Fund. The State finances most of its operations through its General Fund. However, certain State functions, such as the State's transportation budget, are financed through other State funds. For budgetary purposes, the State's General Fund is accounted for on a modified cash basis of accounting, which differs from generally accepted accounting principles ("GAAP"). The State is not presently required to prepare GAAP financial statements, although it has prepared such statements annually since 1988.

     Budget for Fiscal Years 2003-2004 and 2004-2005. In August 2003, the former Governor signed into law four acts that constituted the budget for Fiscal Years 2003-04 and 2004-05. For Fiscal Year 2003-04, the budget anticipated approximately equal revenues and expenditures of approximately $12.45 billion. For Fiscal Year 2004-05, the budget anticipated approximately equal revenues and expenditures of $12.97 billion. Pursuant to the State Constitution, the budget for Fiscal Year 2003-04 was $381.2 million below the expenditure cap and for Fiscal Year 2004-05, $115.4 million below the expenditure cap. The budget included approximately $570 million in net revenue enhancements for Fiscal Year 2003-04 and $550 million for Fiscal Year 2004-05, while reducing expenditures from current services by approximately $715 million and $1.16 billion, respectively.

     The most significant revenue changes included: (1) an increase in the personal income tax by reducing the property tax credit from $500 to $350 and the elimination of the minimum $100 property tax credit for expected revenues of $112 million in Fiscal Year 2003-04 and $112.2 million in Fiscal Year 2004-05; (2) repeal of the sales tax on hospital services, newspapers and magazines, and advertising services for a revenue loss of $123.4 million in Fiscal Year 2003-04 and $139.2 million in Fiscal Year 2004-05; (3) the imposition of a 25% surtax on corporations, in addition to other modifications, which were expected to yield $90 million in Fiscal Year 2003-04 and $68 million in Fiscal Year 2004-05; (4) the imposition of a temporary estate tax estimated to have raised $55 million in Fiscal Year 2004-05 if the State failed to receive certain extraordinary Federal assistance; and (5) an increase of $50 million in each year of the biennium in revenue resulting from a decrease in funds that were set aside for grants paid to municipalities under the Mashantucket Pequot and Mohegan grant.

     The budget also anticipated several one-time revenue transfers, the most significant of which are as follows: (1) $250.1 million in additional Federal revenue in Fiscal Year 2003-04 due to the Federal Jobs and Growth Tax Relief Reconciliation Act of 2003; (2) $144 million in Fiscal Year 2003-04 from a securitization of a portion of the Energy Conservation and Load Management Fund; (3) $300 million in Fiscal Year 2004-05 that may come from the securitization of a portion of tobacco related revenue from the Master Settlement Agreement with states; and (4) $25 million in each year of the biennium from a securitization of a portion of the Clean Energy Fund.

     The most significant expenditure reductions from services included: (1) savings of $153.3 million in Fiscal Year 2003-04 and $140.4 million in Fiscal Year 2004-05 due to an early retirement incentive program; (2) savings of $124.4 million in Fiscal Year 2003-04 and $144.1 million in Fiscal Year 2004-05 due to the layoff of approximately 2,000 General Fund employees; (3) modifications to the Education Cost Sharing Grant, resulting in savings of $68.3 million in Fiscal Year 2003-04 and $135.3 million in Fiscal Year 2004-05; (4) savings of $67.3 million and $109.8 million, respectively, in Fiscal Year 2003-04 and Fiscal Year 2004-05, from the elimination of rate increases for certain medical providers; and (5) the removal of funding for unsettled collective bargaining contracts of $58.3 million in Fiscal Year 2003-04 and $117.1 million in Fiscal Year 2004-05.

     Fiscal 2003-04 and 2004-05 Adopted Revenues. General Fund revenues are derived primarily from the collection of State taxes, including the personal income tax, the sales and use tax and the corporation business tax. Miscellaneous taxes, receipts, fees, transfers and unrestricted Federal grants account for most of the other General Fund revenue. The State expected to derive approximately 70% of its General Fund revenues from taxes during each of Fiscal Years 2003-04 and 2004-05. Adopted revenues for Fiscal Year 2003-04 totaled approximately $12.7 billion, including approximately $4.85 billion from the personal income tax, $3.1 billion from the sales and use tax, $498 million from the corporate business tax, $1.21 billion from other taxes and $2.56 billion from unrestricted Federal grants. Current estimated revenues for Fiscal Year 2004-05 total approximately $13.31 billion, including approximately $5.1 billion from the personal income tax, $3.3 billion from the sales and use tax, $501.7 million from the corporate business tax, $1.2 billion from other taxes and $2.5 billion from unrestricted Federal grants.

     Fiscal 2003-04 and 2004-05 Appropriated Expenditures. State expenditures are categorized for appropriation purposes under ten functional headings: human services; education, libraries and museums; non-functional (debt service and miscellaneous expenditures); health and hospitals; corrections; general government; judicial; regulation and protection of persons and property; conservation and development; and legislative. Appropriated expenditures for Fiscal Year 2003-04 totaled approximately $12.65 billion, including (for the largest headings) approximately $3.86 billion for human services, $2.85 billion for education, libraries and museums, $2.56 billion for non-functional expenditures, $1.27 billion for health and hospitals, and $1.2 billion for corrections. Appropriated expenditures for Fiscal Year 2004-05 totaled approximately $13.23 billion, including approximately $3.92 billion for human services, $2.9 billion for education, libraries and museums, $2.85 billion for non-functional expenditures, $1.27 billion for health and hospitals, and $1.2 billion for corrections.

     The State ended Fiscal Year 2003-04 with a surplus. At June 30, 2004, General Fund revenues were $13.12 billion, General Fund expenditures and miscellaneous adjustments were $12.82 billion and the General Fund surplus was $302.2 million.

     Midterm Budget Adjustments for 2003-2004 and 2004-2005. On May 6, 2004, the General Assembly passed a series of midterm budget adjustments. At that time the General Assembly was projecting a Fiscal Year 2003-04 gross surplus of $328.2 million. Of this amount, the budget adjustments increased appropriations by $234.9 million in Fiscal Year 2003-04, of which $90.5 million was for Fiscal Year 2003-04 deficiencies and $112.4 million was for appropriations carried forward to fund Fiscal Year 2004-05 expenditures. Additionally, $125.3 million was transferred to Fiscal Year 2004-05 revenue. Fiscal Year 2004-05 General Fund appropriations for state agencies and accounts also were increased by $259.1 million to $13.27 billion. The revised Fiscal Year 2004-05 budget was $129.5 million under the spending cap and was $83.6 million higher than previous estimates.

     Other significant revenue adjustments for Fiscal Year 2004-05 included a one-time acceleration of the liquidation of escheated property for an additional $50 million and securitization of future unclaimed property revenue for an additional $40 million (which has subsequently been removed from Fiscal Year 2004-05 projections). The maximum property credit against the state personal income tax also was raised from $350 to $500 starting with tax years beginning on or after January 1, 2005. This change had no impact on the Fiscal Year 2004-05 budget, but was anticipated to result in a General Fund revenue loss of $105 million in Fiscal Year 2005-06 and subsequent years. These actions, together with an improving budget situation, have eliminated a proposed $300 million securitization of future proceeds from the State's tobacco settlement.

The midterm adjustments provided $259.1 million in additional appropriations for Fiscal Year 2004-05. Significant changes included an increase of $40 million in aid to municipalities for education and an additional $43.5 million for increased health services costs for retired employees. Other notable changes included an elimination of $55 million in required lapses; a reduction in savings expected from the early retirement incentive program of $29.7 million; Medicaid provider rate increases of $12.9 million; restoration of certain pension benefits of $17.7 million; and expansion of funding for priority school districts of $18.7 million.

     Fiscal Year 2004-2005 Operations. In the Comptroller's report for the period ended June 30, 2005, the Comptroller estimated General Fund revenues for Fiscal Year 2004-05 at $13.92 billion, General Fund expenditures and miscellaneous adjustments at $13.76 billion, and a surplus in the General Fund balance of $157.4 million. This surplus took into account the passage of the biennial budget for Fiscal Years 2005-06 and 2006-07, pursuant to which the General Assembly appropriated approximately $623.9 million of the estimated surplus from Fiscal Year 2004-05 for various purposes.

     Budget for Fiscal Years 2005-2006 and 2006-2007. The General Assembly passed the biennial budget for Fiscal Years 2005-06 and 2006-07 prior to its adjournment date of June 8, 2005. The Fiscal Year 2005-06 budget includes General Fund revenues and appropriations of $14.134 billion and $14.132 billion, respectively, resulting in a projected surplus of $2 million. The Fiscal Year 2006-07 budget includes General Fund revenues and appropriations of $14.749 billion and $14.745 billion, respectively, resulting in a projected surplus of $3.3 million. Such surplus amounts, however, did not reflect the reductions to General Fund revenues in the amounts of $17 million and $16 million respectively for Fiscal Years 2005-06 and 2006-07.

     More significant revenue changes in the biennial budget included (i) reducing the property tax credit under the income tax from $500 to $400, saving approximately $105 million and $70 million in Fiscal Years 2005-06 and 2006-07, respectively, (ii) imposing a 20% surcharge on the corporation tax in 2006 and a 15% surcharge in 2007, estimated to generate $43.4 million and $50.8 million, respectively, (iii) enacting a new unified estate and gift tax on estates and gifts over $2 million along with a repeal of the succession tax and repeal of the separate gift tax, estimated to generate a net increase of $40.7 million and $102.1 million in Fiscal Years 2005-06 and 2006-07, respectively, and (iv) instituting a nursing home provider tax estimated to generate $134.7 million in revenue from the tax in each year of the biennium as well as $114.8 million in additional Federal funds in each year of the biennium.

     The General Assembly also approved the use of expected Fiscal Year 2004-05 surplus funds to pay for a range of current year appropriations. These included (i) appropriating $546.8 million for various items, including (1) $137.7 million to pay the debt service costs due in Fiscal Years 2005-06 and 2006-07 on the outstanding Economic Recovery Notes which were issued to fund Fiscal Year 2001-02 and 2002-03 General Fund deficits, (2) $100 million payment to the Teachers' Retirement Fund, (3) $57.3 million of education equalization grants to towns, and (4) $42.4 million for amassed sick and vacation leave payments due to the early retirement program that was offered in 2003; (ii) transferring $57.1 million to agencies for various purposes; and (iii) funding $20 million for stem cell research. In accordance with the Constitution, the Governor issued a statement to surpass the State's expenditure cap in order to appropriate these funds (which were approved by the necessary three-fifths vote of each house of the General Assembly). The budget was $24.6 million below the expenditure cap in Fiscal Year 2005-06 and $10.3 million below the expenditure cap in Fiscal Year 2006-07.

     Fiscal Years 2005-06 and 2006-07 Adopted Revenues. The State expected to derive approximately 74% of its General Fund revenues from taxes during Fiscal Years 2005-06 and 2006-07. Adopted revenues for Fiscal Year 2005-06 totaled approximately $14.1 billion, including approximately $5.79 billion from the personal income tax, $3.4 billion from the sales and use tax, $646.3 million from the corporate business tax, $1.37 billion from other taxes and $2.6 billion from unrestricted Federal grants. Estimated revenues for Fiscal Year 2006-07 total approximately $14.75 billion, including approximately $6.1 billion from the personal income tax, $3.6 billion from the sales and use tax, $674.8 million from the corporate business tax, $1.4 billion from other taxes and $2.68 billion from unrestricted Federal grants.

     Fiscal 2005-06 and 2006-07 Appropriated Expenditures. Appropriated expenditures for Fiscal Year 2005-06 totaled approximately $14.13 billion, including (for the largest headings) approximately $4.24 billion for human services, $3.06 billion for education, libraries and museums, $3.0 billion for nonfunctional expenditures, $1.37 billion for health and hospitals, and $1.3 billion for corrections.

Appropriated expenditures for Fiscal Year 2006-07 total approximately $14.75 billion, including approximately $4.4 billion for human services, $3.1 billion for education, libraries and museums, $3.3 billion for non-functional expenditures, $1.41 billion for health and hospitals, and $1.4 billion for corrections.

     Fiscal 2005-2006 Operations. General Fund revenues for Fiscal Year 2005-06 were estimated at $14.48 billion, General Fund expenditures and miscellaneous adjustments were estimated at $14.16 billion and the General Fund balance for Fiscal Year 2005-06 was estimated to have a surplus of $327.8 million. As of April 30, 2006, General Fund revenues for Fiscal Year 2005-06 were estimated at $14.86 billion, General Fund expenditures and miscellaneous adjustments were estimated at $14.07 billion and the General Fund balance for Fiscal Year 2005-06 was estimated to have a surplus of $790.5 million. However, after accounting for the midterm budget adjustments, the new projection for the surplus was $305.1 million.

     Midterm Budget Adjustments for 2005-2006 and 2006-2007. A number of midterm budget adjustments were made to the budgets for Fiscal Year 2005-06 and 2006-07. At the time the adjustments were adopted, the General Assembly was projecting a Fiscal Year 2005-06 gross surplus of $701.3 million. Of this amount, the budget adjustments increased appropriations by $420.5 million in Fiscal Year 2005-06, of which $26 million was for Fiscal Year 2005-06 deficiencies and $394.5 million was for appropriations to fund mainly one-time expenditures over the biennium. Fiscal Year 2006-07 General Fund appropriations for state agencies and accounts also were increased by $92 million to $14.84 billion. The Governor declared the existence of extraordinary circumstances for certain expenditures so they would not be subject to the spending cap and so that the revised Fiscal Year 2006-07 budget is $4 million under the spending cap. It was expected to result in a surplus of $160.8 million.

     The then-estimated $701.3 million Fiscal Year 2005-06 surplus was utilized as follows: (1) $26.0 million for Fiscal Year 2005-06 deficiencies; (2) $85.5 million to cover the remaining Economic Recovery Note payments due in Fiscal Year 2007-08 and Fiscal Year 2008-09; (3) $245.6 million for the Teachers' Retirement Fund, which will fully fund the actuarial required contributions for Fiscal Year 2005-06 and Fiscal Year 2006-07 when combined with existing funding; (4) $91.0 million of expected Fiscal Year 2005-06 lapses will be transferred for Fiscal Year 2006-07 expenditures; and (5) $63.4 million for miscellaneous uses. These changes reduced the General Assembly's projected Fiscal Year 2005-06 surplus to $189.8 million. Any final surplus amount, currently estimated at $446.2 million would be added to the State's Budget Reserve Fund. If this projected surplus amount is realized, it would bring the projected balance in the Budget Reserve Fund to approximately $1.1 billion or 7.5% of General Fund expenditures.

     The significant tax cuts contained in the budget adjustments include the repeal of the 15% corporation tax surcharge, along with various minor sales and admissions tax exemptions. Other tax cuts were adopted in order to attract businesses to the State. This also increases the maximum property tax credit against the state personal income tax from $400 to $500 starting with tax years beginning on or after January 1, 2006. Total revenue policy changes result in a $251 million General Fund revenue loss in

Fiscal Year 2006-07. These actions, together with the revised revenue estimates resulted in a net revenue increase of $249.5 million over the original Fiscal Year 2006-07 adopted revenue estimates.

     On the expenditure side, the midterm adjustments provided $92 million in additional appropriations for Fiscal Year 2006-07. Significant changes included an increase of $60 million for settled collective bargaining contracts and an additional $30 million for increased energy costs. Other notable changes included a total increase of $51.8 million for priority school districts, school readiness and charter schools and $10 million for the 21st century jobs initiative. No extra general obligation bond authorizations were endorsed by the General Assembly. The Governor approved an additional $1 billion in special tax obligation bonds to be distributed over the next ten years to fund various transportation projects and $1.3 billion in bonds to be issued in anticipation of future federal transportation funds.

     Fiscal 2006-2007 Operations. As of August 31, 2006, General Fund revenues for Fiscal Year 2006-07 were estimated at $15.06 billion, General Fund expenditures and miscellaneous adjustments were estimated at $14.84 billion and the General Fund balance for Fiscal Year 2006-07 was estimated to have a surplus of $212.9 million. As of October 2, 2006, General Fund revenues for Fiscal Year 2005-06 were estimated at $15 billion, General Fund expenditures and miscellaneous adjustments were estimated at $14.51 billion and the General Fund balance for Fiscal Year 2005-06 was estimated to have a surplus of $446.2 million.

State Indebtedness

     The State has no constitutional limit on its power to issue obligations or incur debt other than it may borrow only for public purposes. There are no reported court decisions relating to State bonded debt other than two cases validating the legislative determination of the public purpose for improving employment opportunities and related activities. The State Constitution has never required a public referendum on the questions of incurring debt. Therefore, State statutes govern the authorization and issuance of State debt, including the purpose, amount and nature thereof, the method and manner of the incurrence of such debt, the maturity and terms of repayment thereof, and other related matters.

     Pursuant to various public and special acts the State has authorized a variety of types of debt. These types fall generally into the following categories: direct general obligation debt, which is payable from the State's General Fund; special tax obligation debt, which is payable from specified taxes and other funds which are maintained outside the State's General Fund; and special obligation and revenue debt, which is payable from specified revenues or other funds which are maintained outside the State's General Fund. In addition, the State has a number of programs under which the State is contingently liable on the debt of certain State quasi-public agencies and political subdivisions.

     Direct General Obligation Debt. In general, the State issues general obligation bonds pursuant to specific statutory bond acts and the State general obligation bond procedure act, which provides that such bonds shall be general obligations of the State and that the full faith and credit of the State are pledged for the payment of the principal of and interest on such bonds as the same become due. There are no State Constitutional provisions precluding the exercise of State power by statute to impose any taxes, including taxes on taxable property in the State or on income, in order to pay debt service on bonded debt now or incurred in the future.

     As of October 1, 2006, the State had direct general obligation indebtedness (including the accreted value of capital appreciation bonds) for the payment of the principal of and the interest on which the State has pledged its full faith and credit or which is otherwise payable from the General Fund of approximately $10 billion.

     The following table sets forth the total debt service on all outstanding long-term direct general obligation debt, as of October 1, 2006. Although not specifically reflected as a result of combining all outstanding long-term direct debt, the State generally issues general obligation bonds maturing within twenty years.

Fiscal Year	Total Debt Service
2007	$1,194,364,479
2008	1,321,292,768
2009	1,283,041,099
2010	1,242,420,474
2011	1,112,909,131
2012	996,648,949
2013	885,752,116
2014	794,166,246
2015	739,751,513
2016	664,367,992
2017	617,979,519
2018	571,048,264
2019-2031	2,316,865,468

     The General Assembly has empowered the State Bond Commission to authorize direct obligation bonds pursuant to certain bond acts. On November 9, 2006, the State issued $300 million in general obligation bonds, which are scheduled to mature in varying amounts (ranging from $5 million to $30 million) at varying interest rates (ranging from 4-5%) between November 1, 2008 and November 1, 2026. On November 9, 2006, the State issued approximately $308.4 million in general obligation refunding bonds, which are scheduled to mature in varying amounts and at varying interest rates between June 15, 2007 and December 15, 2022. Approximately $9.95 million in general fund obligation bonds were intended to be issued in December 2006.

     Legislation was also enacted to provide for an increase in general obligation bond authorizations of $138.7 million for Fiscal Year 2003-04 and $1.17 million for Fiscal Year 2004-05. The legislation also included a reduction or cancellation of existing bond authorizations of $199.3 million for Fiscal Year 2004-05, for a net increase in existing general obligation bond authorizations of $970.1 million. On October 6, 2006, the State Bond Commission authorized the issuance of $9.95 million of General Fund Obligation Bonds by the Connecticut Development Authority as tax increment bonds.

     During 2005, the General Assembly authorized the following : (i) a net increase in general obligation bonds of $1.15 billion during Fiscal Year 2005-06, and $1.27 billion during Fiscal Year 2006-07; (ii) $100 million in additional clean water revenue bond authorizations during Fiscal Year 2006-07; (iii) $238.9 million in special transportation obligation bonds during Fiscal Year 2005-06 and $274.4 million in such bonds during Fiscal Year 2006-07.

     Ratings. Moody's, S&P and Fitch have assigned their municipal bond ratings of Aa3, AA and AA, respectively, to the State's general obligation bonds.

     Transportation Fund and Debt. In 1984, the State adopted legislation establishing a transportation infrastructure program and authorizing special tax obligation ("STO") bonds to finance the program. The infrastructure program is a continuous program for planning, construction and improvement of State highways and bridges; projects on the interstate highway system; alternate highway projects; waterway, transit and aeronautics facilities; and the highway safety program and other programs administered by the Department of Transportation.

     The cost of the infrastructure program for Fiscal Years 1985-2010, which is to be met from Federal, State and local funds, is currently estimated at $19.4 billion. During Fiscal Years 1985-2006, $16.2 billion was approved, with the remaining $3.2 billion required for Fiscal Years 2007-10. The remaining $3.2 billion is comprised of $1.19 billion from the anticipated issuance of new STO bonds, $51.2 million in anticipated revenues and $1.97 billion in anticipated Federal funds. The State's share of the program costs, estimated at $7.2 billion, is to be funded from transportation-related taxes, fees and revenues deposited in the State Transportation Fund (the "STF") and from the proceeds of STO bonds.

     Debt service on State direct general obligation bonds for transportation purposes may be paid from resources of the STF, provided there is sufficient funding first to pay all STO debt service. For the year ended June 30, 2005, the STF paid $4.5 million of State direct general obligation transportation debt service payments. The amount budgeted by the STF for such payments for Fiscal Year 2005-06 was $3.8 million.

     Other Special Revenue Funds and Debt. The State also issues bonds for various special revenue funds and projects. As of December 16, 2005, the following special revenue bonds were issued and outstanding: Bradley International Airport Revenue Refunding Bonds ($226.4 million, excluding refunded bonds); Clean Water Fund Revenue Bonds ($863.1 million issued, and $548.2 million, excluding refunded bonds, outstanding); Second Injury Fund Revenue Bonds ($100 million issued in 1996 and an extra $124.1 million issued in 2000; $46.4 million); Rate Reduction Bonds ($205.3 million issued, $179.8 million outstanding); and Connecticut Resources Recovery Authority (the "CRRA") Revenue Bonds ($153 million). As of December 16, 2005, the CRRA had defeased some of the issued and outstanding bonds and had outstanding $129.8 million in bonds.

     Contingent Liability Debt. The General Assembly has the power to impose limited or contingent liabilities upon the State in such a manner as it may deem appropriate and as may serve a public purpose. This power has been used to support the efforts of quasi-public agencies, municipalities and other authorities formed to carry out essential public and governmental functions by authorizing these entities to issue indebtedness backed, partially or fully, by General Fund resources of the State. Not all entities that are authorized to issue such indebtedness have done so.

     Under the General Obligation Bond Program, the Connecticut Development Authority ("CDA") issues bonds to finance eligible economic development and information technology projects. Pursuant to an Indenture of Trust between the CDA and Fleet National Bank, general revenues of the CDA, which are not otherwise pledged, are made available to service the debt of bonds issued under the Program.

Although such bonds may also be secured by a special capital reserve fund, to date under the Program only $30.56 million in bonds have been secured. As of December 16, 2005, $12.2 million of such bonds remain outstanding.

     The General Assembly has authorized the Connecticut Health and Educational Facilities Authority to issue up to $100 million special obligation bonds to be secured by a special capital reserve fund to finance equipment acquisitions by hospitals. The General Assembly also authorized the Capital City Economic Development Authority to use a special capital reserve fund in connection with revenue bonds for the convention center in Hartford.

     Assistance to Municipalities. In March and June 2001, the State adopted legislation to assist the City of Waterbury in financing it budget deficits. The legislation imposed certain financial controls on the City and created a Waterbury Financial Planning and Assistance Board (the "Board"). The City was authorized, subject to approval of the Board and the State Treasurer, to issue bonds for the purpose of funding its budget deficits. Payment of the bonds is serviced through the City's taxing authority. The City was required to direct certain of its tax revenues to a trustee through a tax intercept mechanism for the purpose of servicing the debt on its bonds. The legislation also provides for the establishment of a special capital reserve fund to further secure up to $100 million bonds issued by the City to fund its budget deficits. The State is contingently obligated to restore the special capital reserve fund to its required minimum. As of December 16, 2005 the city has $87.5 million Special Capital Reserve Fund Bonds outstanding. The Minimum Capital Reserve Requirement is $9.4 million.

     School Construction Grant Commitments. The State is obligated to various cities, towns and regional school districts under a grant-in-aid public school building program to fund certain costs of construction and alteration of school buildings and to support part of the interest payments on municipal debt issued to fund the State's share of such school building projects. Legislation enacted in 1997 significantly changed the method of financing the State's share of local school construction projects. For school construction projects approved during the 1997 legislative session and thereafter, the State no longer participates in the payment of debt service on municipal bonds and therefore no longer contributes to the cost of interest incurred by the municipalities. The State now pays the cost of its share of construction projects on a progress payment basis during the construction period.

     As of June 30, 2005, the State is obligated to various cities, towns and regional school districts for $610 million in aggregate installment payments and $150 million in aggregate interest subsidies, for a total of $760 million. Funding for these payments may come from future State direct general obligation bond sales. As of June 30, 2005, the Commissioner estimated that current grant obligations under the grant program established in 1997 are approximately $5 billion in grants approved as of such date less payments already made of $2 billion. The State authorized new school construction grant commitments of $630 million which took effect in Fiscal Year 2005-06.

     Other Contingent Liabilities. The Connecticut Lottery Corporation ("CLC") was created in 1996 as a public instrumentality of the State to operate the State's lottery. The State and the CLC purchase annuities under group contracts with insurance companies that provide payments corresponding to the obligation for payments to lottery prize winners. The State has transferred to the CLC all annuities purchased by it and the CLC has assumed responsibility for the collection of revenue generated from the lottery and for the payment of all lottery prizes. As of June 30, 2005 the current and long term liabilities of the corporation totaled $425 million.

Pension and Retirement Systems

     The State is responsible for funding and maintaining a number of pension and retirement systems, including the State Employees' Retirement Fund ("SERF"), the Teachers' Retirement Fund ("TRF"), and other minor retirement programs. As of June 30, 2006, SERF had an actuarial accrual liability of approximately $16.83 billion and assets of approximately $8.95 billion, resulting in an unfunded accrued liability of approximately $7.88 billion. As of June 30, 2006, the market value of the fund's investment assets was $8.8 billion. As of June 30, 2006, TRF had an actuarial accrued liability of approximately $18.70 billion, and assets of approximately $11.78 billion, which resulted in an unfunded accrued liability of approximately $6.92 billion. As of June 30, 2006, the market value of the fund's investment assets was $12.23 billion.

Litigation

     The State and its officers and employees are defendants in numerous lawsuits. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable. The cases described below generally do not include any individual case where the fiscal impact of an adverse judgment is expected to be less than $15 million, but adverse judgments in a number of such cases could, in the aggregate and in certain circumstances, have a significant impact.

     Sheff v. O'Neill is a superior court action brought in 1989 on behalf of black and Hispanic school children in the Hartford school district. The plaintiffs sought a declaratory judgment that the public schools in the greater Hartford metropolitan area are segregated de facto by race and ethnicity and are inherently unequal to the plaintiffs' detriment. On March 3, 1999, the court found that the State complied with a 1996 decision of the State Supreme Court directing appropriate remedial measures. The court noted that the plaintiffs failed to allow the State enough time to take additional steps in its remedial process. The plaintiffs filed a motion on seeking to have the superior court, once again, monitor the State's compliance with the State Supreme Court's 1996 decision. A hearing about whether the State is still complying with the Supreme Court's ruling and what order, if any, should be issued was held in April 2002. The superior court was waiting for additional briefs to be filed in December 2002. The parties have since reached a settlement that the General Assembly and the court have approved. The anticipated cost over current expenditures was $45 million over four years, exclusive of school renovation/construction costs. On August 3, 2004, the plaintiffs filed a motion seeking an order that the State is in material breach of the approved settlement. Although the motion remains pending, the parties have recently informed the Court that they are not presently in need of a ruling on the issues raised. On August 23, 2006, the City of Hartford moved to intervene in the case, but the Court has not yet ruled on that motion.

     State of Connecticut v. Philip Morris, Inc., et al. Three manufacturers that subsequently agreed to participate in the MSA, Commonwealth Brands, Inc., and Sherman 1400 Broadway N.Y.C. Inc., have filed a petition to compel arbitration against the State with regard to certain alleged obligations of the State under the 1998 Master Settlement Agreement (the "MSA"). These parties contend that the State has not diligently enforced its obligations under the MSA. If such claims are determined to be subject to arbitration, and an arbitration panel were to conclude that the State had not diligently enforced its obligations under the MSA against non-participating manufacturers, then the payments that the State receives under the MSA could be reduced for any year that the State was found not to have diligently enforced its obligations. On August 3, 2005, the Court ruled that the parties' dispute was subject to arbitration. The State appealed the ruling that the dispute is subject to arbitration, and the Connecticut Supreme Court recently ruled against the State and affirmed the trial court's ruling.

     Carr v. Wilson-Coker. The plaintiffs seek to represent a class of certain Connecticut Medicaid beneficiaries. The plaintiffs claim that the Commissioner of the Department of Social Services fails to provide them with reasonable and adequate access to dental services and to adequately compensate providers of dental services. The plaintiffs seek declaratory and injunctive relief, plus attorneys' fees and costs. The parties have filed cross-summary judgment motions. The court ruled that a trial was necessary to resolve questions of fact on certain of the issues, but no trial date has been set.

     Foreman v. State. An action brought in January 2001 challenging the policy and/or practice of strip-searching all adult inmates arriving at correctional centers. The complaint purports to be brought on behalf of a class of similarly situated individuals, and seeks damages, declaratory and injunctive relief, plus attorneys' fees and costs. The parties reached a settlement in which the State would pay the plaintiff class $2.5 million. The settlement was presented to the General Assembly and was approved as of April 30, 2006 pursuant to statute by the General Assembly's failure to act.

Association for Retarded Citizens of Connecticut, Inc. v. O'Meara. This action was brought in October 2001 alleging that the State's Department of Mental Retardation (the "DMR") is in violation of applicable Medicaid law and the Americans with Disabilities Act, along with other Federal law, by maintaining a waiting list for Medicaid services of approximately 1600 Medicaid-eligible persons. The suit also alleges that the DMR's placement of persons in quasi-institutional settings, without first allowing them to choose a more integrated community setting, violates Federal law. The case seeks mandatory injunctive relief, attorneys' fees and costs. The district court recently granted the plaintiff's motion for class certification and discovery is proceeding. A tentative settlement was presented to the General Assembly, which approved the settlement on February 23, 2004. The District Court approved the settlement on May 19, 2005.

     Indian Tribes. While the various cases described in this paragraph involving alleged Indian Tribes do not specify the monetary damages sought from the State, the cases are mentioned because they claim State land and/or sovereignty over land areas that are part of the State. Several suits have been filed since 1977 in Federal and State courts on behalf of alleged Indian Tribes in various parts of the State, claiming monetary recovery as well as ownership to land in issue. Some of these suits have been settled or dismissed. One of the plaintiff groups is the alleged Golden Hill Paugussett Tribe and the lands involved are generally located in Bridgeport, Trumbull and Orange. In June of 2004, the Federal Bureau of Indian Affairs (the "BIA") denied recognition to the alleged Golden Hill Paugussett Tribe of Indians. The alleged Tribe filed an appeal with the Department of the Interior (the "DOI"), and that appeal was dismissed on March 18, 2005. An additional suit has been filed by the alleged Schaghticoke Indian Tribe claiming privately- and town-held lands in the Town of Kent. The State is not a defendant to that action. In February 2004, the BIA issued a final determination granting Federal recognition to the Schaghticoke Tribal Nation. The State appealed that decision to the DOI, which on May 13, 2005 vacated that determination and remanded the matter to the BIA for reconsideration. On October 12, 2005, the DOI declined to acknowledge the Schaghticoke Indian Tribe. The land claims have been stayed pending the resolution of the Federal recognition matter. It is possible that other land claims could be brought by other Indian groups, who have petitioned the Federal government for recognition. In June 2002, the BIA issued a final determination granting Federal recognition to the Historic Eastern Pequot tribe. The State appealed that decision to the DOI, which on May 13, 2005 vacated that determination and remanded the matter to the BIA for reconsideration. On October 12, 2005, the Department of Interior Bureau of Indian Affairs declined to acknowledge this group as an Indian tribe and the alleged tribe has appealed that decision to the U.S. District Court. In any of the land claims matters, irrespective of whether Federal recognition is granted, denied or upheld, a particular tribe could institute or renew land claims against the State or others, or press the claims it has already asserted.

     Seymour v. Region One Board of Education. The plaintiff property owners in the town of Canaan claim that a section of the Connecticut General Statutes, which sets out the cost allocation formula for towns comprising regional school districts, denies Canaan taxpayers equal protection because Canaan is one of the poorest towns in the district. Since all towns in the district pay the same per pupil charge, the plaintiffs allege that they must bear an inequitable tax burden. They seek to enjoin the present statutorily-mandated system to have the court order the regional board to devise a formula more favorable to them. The trial court dismissed the case as nonjusticiable, but the Connecticut Supreme Court reversed and remanded. The trial court dismissed the case once again for lack of standing. The plaintiffs appealed that second dismissal to the State Supreme Court, which affirmed the dismissal. The plaintiffs have petitioned for a writ of certiorari. That petition is pending.

     State Employees Bargaining Agent Coalition v. Rowland. This case is in Federal district court. A purported class of laid off State employees have sued the Governor and the Secretary of the OPM alleging that they were laid off in violation of their constitutional rights. The plaintiffs claim back wages, damages, attorneys' fees and costs. The defendants moved to dismiss the action based on absolute immunity, and that motion was denied on January 18, 2005. The defendants have appealed this decision to the U.S. Court of Appeals.

     Juan F. case. Since 1991, the State Department of Children and Families has been operating under the provisions of a Federal court-ordered consent decree. In October 2003, the State entered into an agreement with the court monitor and plaintiffs' attorneys to end judicial oversight of the agency by November 2006. The agreement was reviewed and approved by the court. The agreement included the establishment of a task force appointed to monitor the transition, which included the court-appointed monitor who was given full authority to develop an appropriate exit plan. The exit plan developed by the monitor included an open-end funding provision, which the State objected to on constitutional grounds. The court approved the exit plan in full in December 2003 and denied the State's request to reconsider the plan in February 2004. In 2005, the Court entered orders that ended the task force and revised the monitoring order, but left in place the open-ended funding provision. The State is currently working to meet the requirements of the exit plan.

     Connecticut Coalition for Justice in Education Funding et al v. Rell, et al. Plaintiffs are a nonprofit partnership comprised of parents, teachers, school administrators and educational advocates, as well as several parents on behalf of their minor children. Claiming to be a class of students in comparable circumstances in selected school districts, the plaintiffs assert the students' State Constitutional rights to a free public education and allege that the State's principal mechanism for the distribution of public school aid presently fails to assure both equal educational opportunities and a proper education for these students. The action seeks declaratory and injunctive relief, including the appointment of a special master, continuing Court jurisdiction and attorney fees and costs, on the grounds that minority students have been disproportionately impacted.

     Longley v. State Employees Retirement Commission. Two recently retired State employees maintain that the payments received at retirement for unused vacation time and longevity payments should be considered additions to "base salary" for purposes of calculating their retirement incomes. The State Retirement Commission rejected this argument and the plaintiffs filed a judicial appeal, which was rejected by the trial court. The plaintiffs filed an appeal with the appellate court, which found in favor of the plaintiffs in December 2005. The Commission will seek further review of this ruling. Although this case only involves two retired State employees, it might subject the Commission to further litigation or eventually apply to other State employees. The State Supreme Court has granted certification of the case and will review the appellate court's decision.

     In White Oak Corp., White Oak filed for mediation against the Department of Transportation, claiming breaches of contract in association with certain construction projects in the State. In December 2005, the American Arbitration Association ruled against White Oak in one instance, and declined its request for $90 million and awarded DOT damages in the amount of $1.6 million instead. White Oak appealed this ruling, which is still pending. The other construction project is still in arbitration. Any compensation will generally payable from the STF. If the STF lacked sufficient funds, a claimant could enforce a judgment and obtain payment from the General Fund.

State of Connecticut Office of Protection and Advocacy for Persons with Disabilities v. The State of Connecticut, et al. This Federal suit was brought in February 2006 on behalf of individuals with mental illness in nursing facilities in the State. The plaintiffs argue that the State has violated the Americans with Disabilities Act by failing to provide services for the acknowledged group in the most integrated setting suitable to the needs of the eligible individuals. The case is in the very early pleading stage.

APPENDIX B

Rating Categories

Description of certain ratings assigned by S&P, Moody’s and Fitch:

S&P

Long-term

AAA

An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong. The rating ‘AA’ may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within this rating category.

Short-term

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Commercial paper

A-1

This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2

Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1. ‘

Moody’s

Long-term

Aaa

Bonds rated ‘Aaa’ are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated ‘Aa’ are judged to be of high quality by all standards. Together with the ‘Aaa’ group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in ‘Aaa’ securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the ‘Aaa’ securities.

Moody’s applies numerical modifiers 1, 2, and 3 to the ‘Aa’ generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of the rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of the rating category.

Prime rating system (short-term)

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MIG/VMIG--U.S. short-term

Municipal debt issuance ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

Fitch

Long-term investment grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

Short-term

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+”to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

A plus (+) or minus (-) sign designation may be appended to the ‘AA’ of ‘F1’ a rating to denote relative status within the rating category.

DREYFUS	CONNECTICUT MUNICIPAL MONEY MARKET	FUND,	INC.
PART C. OTHER INFORMATION

Item 23. Exhibits. - List

(a) Registrant's Articles of Incorporation are incorporated by reference to Exhibit(1) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on January 31, 1996.

(b) Registrant's Amended By-Laws.

(d) Management Agreement is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on January 27, 2006.

(e)(i) Distribution Agreement is incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on January 27, 2006.

(e)(iii) Forms of Supplement to Service Agreements.

(g)(i) Registrant's Custody Agreement is incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on January 31, 1996. Registrant's Sub-Custodian

Agreement is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on January 31, 1996.

(g)(ii) Amendment to Custody Agreement is incorporated by reference to Exhibit 23(g)(ii)to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on January 28, 2002.

(g)(iii) Foreign Custody Manager Agreement is incorporated by reference to Exhibit 23(g)(iii)to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on January 28, 2002.

(h) Registrant's Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 5 to the Registration Statement on From N-1A, filed on November 30, 1994.

(i) Opinion and consent of Stroock & Stroock & Lavan LLP, Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on January 31, 1996.

(j) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.

(p) Code of Ethics.

Item	23.	Exhibits. - List
Other Exhibits

(a) Power of Attorney of certain officers of the Registrant.

(b) Certificate of Assistant Secretary is incorporated by reference to Other Exhibits (b) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on January 27, 2006.

Item 24. Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 25. Indemnification

The Statement as to the general effect of any contract, arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item (b) of Part C of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on January 28, 2000:

Reference is also made to the Distribution Agreement attached as Exhibit (e) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on January 27, 2006.

Item 26. Business and Other Connections of Investment Adviser.

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus.

ITEM 26.	Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum	Dreyfus Service Corporation++	Director	8/06-Present
Director and Vice Chair –		Executive Vice President	3/06-Present
Distribution
	Scudder Investments	Chief Operating Officer	7/02 – 1/05
345 Park Avenue
New York, New York 10154

	Scudder Distributors, Inc.	President	7/02 – 1/05
	345 Park Avenue	Chief Executive Officer	7/02 – 1/05
New York, New York 10154

J. Charles Cardona	Dreyfus Investment Advisors,	Chairman of the Board	2/02 - 7/05
Director and Vice Chair	Inc.++

	Boston Safe Advisors, Inc.++	Director	10/01 - 5/05

	Dreyfus Service Corporation++	Executive Vice President	2/97 - Present
		Director	8/00 - Present

Diane P. Durnin	Seven Six Seven Agency, Inc. ++	Director	4/02 - 6/05
Vice Chair and Director

Thomas F. Eggers	Dreyfus Service Corporation++	Chairman	4/05 - Present
President, Chief Executive		Chief Executive Officer	4/05 - Present
Officer and Director
	Dreyfus Service Organization++	Director	4/05 - Present

	Founders Asset Management LLC****	Member, Board of	4/05 - Present
Managers

	Lighthouse Growth Advisers LLC++	Member, Board of	4/05 - 9/05
Managers

	Seven Six Seven Agency, Inc.++	Director	6/05 - Present

	Scudder Investments, Inc.	President	5/02 - 3/05
	345 Park Avenue	Chief Executive Officer	5/02 - 3/05
New York, NY 10154

	Scudder Distributors, Inc.	Chairman	5/02 - 3/05
345 Park Avenue
New York, NY 10154

Steven G. Elliott	Mellon Financial Corporation+	Director	1/01 - Present
Director		Senior Vice Chairman	1/99 - Present

	Mellon Bank, N.A.+	Director	1/01 - Present
		Senior Vice Chairman	3/98 – Present

	Mellon Financial Services	Director	1/96 - Present
	Corporation #1	Vice President	1/96 - Present
Mellon Bank Center, 8th Floor
1735 Market Street
Philadelphia, PA 19103

C-3

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Steven G. Elliott	Allomon Corporation	Director	12/87 - Present
Director	Two Mellon Bank Center
(continued)	Pittsburgh, PA 15259

	Mellon Funding Corporation+	Director	8/87 – Present

	Mellon Ventures, Inc. +	Director	1/99 – Present

Robert P. Kelly	Mellon Financial Corporation+	Chairman	2/06 – Present
Director		President	2/06 – Present
		Chief Executive Officer	2/06 – Present
Executive Committee
		Member	2/06 – Present

	Mellon Bank, N.A. +	Chairman	2/06 – Present
		President	2/06 – Present
		Chief Executive Officer	2/06 – Present
Executive Committee
		Member	2/06 – Present

	The Cadillac Fairview	Board Member	3/00 – Present
Corporation Limited
20 Queen Street West
Toronto, Ontario M5H 3R4

	Wachovia Corporation	Chief Financial Officer	11/00 – 2/06
301 South College Street
One Wachovia Center
Charlotte, North Carolina 28288

David F. Lamere	Mellon Financial Corporation +	Vice Chairman	9/01 – Present
Director
	Wellington-Medford II Properties, Inc.	President and Director	2/99 – Present
Medford, MA

	TBC Securities Co., Inc.	President and Director	2/99 – Present
Medford, MA

	The Boston Company, Inc. *	Chairman & CEO	1/99 – Present

	Mellon Trust of New England, N.A.*	Chairman & CEO	1/99 – Present

	Newton Management Limited	Director	10/98 - Present
London, England

	Laurel Capital Advisors, LLP+	Executive Committee	8/98 – Present
Member

	Mellon Bank, N.A. +	Vice Chairman	9/01 – Present
		Exec. Management	8/01 - Present
Group

	Mellon United National Bank	Director	11/98 - Present
2875 Northeast 191st Street,
North Miami, FL 33180

	Mellon Global Investing Corp.+	President	1/00 – Present

C-4

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Jonathan Little	Mellon Global Investments	Chief Executive Officer	5/02-Present
Chair of the Board	London, England	Director	5/02-Present
	Mellon Fund Managers Limited+	Director	5/03-Present
	Mellon Global Investments (Holdings)	Director	9/03-Present
Ltd. +
	Mellon Global Investing Corp. +	Director	5/02-Present
	Mellon International Investment Corp. +	Director	4/02-Present
	Mellon Overseas Investment Corp. +	Director	12/02-Present
	Hamon Investment Group PTE Ltd. +	Director	3/02-Present
	Mellon Chile Holdings, S.A. +	Director	7/03-Present
	Mellon Global Funds, plc+	Director	12/00-Present
	Mellon Global Management Ltd. +	Director	11/00-Present
	Mellon Global Investments Japan Ltd. +	Director	6/02-Present
	Universal Liquidity Funds, plc+	Director	11/00-Present
	Pareto Investment Management Ltd. +	Director	11-04-Present
	Mellon Global Investments (Asia) Ltd.+	Director	5/01-Present
	Mellon Global Investments Australia	Director	10/02-Present
Ltd. +
	Mellon Australia Ltd. +	Director	7/02-Present
	Mellon Alternative Strategies Ltd. +	Director	10/04-Present
	NSP Financial Services Group Pty Ltd. +	Director	12/01-Present
	Kiahan Ltd. +	Director	12/01-Present
Phillip N. Maisano	Mellon Bank, N.A.+	Senior Vice President	4/06-Present
Director, Vice Chair and
Chief Investment Officer	EACM Advisors LLC	Chairman of Board	8/04-Present
	200 Connecticut Avenue	Chief Executive Officer	8/04-5/06
Norwalk, CT 06854-1940
	Founders Asset Management LLC****	Member, Board of	11/06-Present
Managers
	Standish Mellon Asset Management	Board Member	12/06-Present
Company, LLC
One Financial Center
Boston, MA 02211
	Mellon Capital Management	Director	12/06-Present
Corporation***
	Mellon Equity Associates, LLP+	Board Member	12/06-Present
	Newton Management Limited	Board Member	12/06-Present
London, England

C-5

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Phillip N. Maisano	Franklin Portfolio Associates, LLC*	Board Member	12/06-Present
Director, Vice Chair and
Chief Investment Office
(continued)

Ronald P. O’Hanley	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Director
	Mellon Bank, N.A. +	Vice Chairman	6/01 – Present

	TBC General Partner, LLC*	President	7/03 - Present

	Standish Mellon Asset Management	Board Member	7/01 – Present
Company, LLC
One Financial Center
Boston, MA 02211

	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

	Franklin Portfolio Associates,	Director	4/97 – Present
LLC*

	Pareto Partners (NY)	Partner Representative	2/00 – Present
505 Park Avenue
NY, NY 10022

	Buck Consultants, Inc.++	Director	7/97 – Present

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	Mellon Global Investments Japan Ltd	Non-Resident Director	11/98 - 4/06
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	Fixed Income (MA) Trust*	Trustee	6/03 – Present

	Fixed Income (DE) Trust*	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
271 Regent Street
London, England W1R 8PP

	Mellon Capital Management	Director	2/97 – Present
Corporation***

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – Present
Member
		Chairman	1/98 - Present

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 - Present

C-6

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. David Officer	Dreyfus Service Corporation++	President	3/00 - Present
Chief Operating Officer, Vice		Director	3/99 - Present
Chair and Director
	MBSC, LLC++	Manager, Board of	4/02 - Present
Managers
		President	4/02 – Present

	Boston Safe Advisors, Inc. ++	Director	10/01 - 5/05

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization,	Director	3/99 - Present
Inc.++

	Seven Six Seven Agency, Inc.++	Director	10/98 - 6/05

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 - Present

	Laurel Capital Advisors+	Chairman	1/05 - Present
		Chief Executive Officer	1/05 - Present

	Mellon United National Bank	Director	3/98 - Present
1399 SW 1st Ave., Suite 400
Miami, Florida

Mark N. Jacobs	Dreyfus Investment	Director	4/97 - 7/05
General Counsel,	Advisors, Inc.++
Executive Vice President, and
Secretary
	The Dreyfus Trust Company+++	Director	3/96 - Present

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

Gary Pierce	Lighthouse Growth Advisors LLC++	Member, Board of	7/05 - 9/05
Controller		Managers
		Vice President and	7/05 - 9/05
Treasurer

	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 - Present
		Treasurer	7/05 - Present

	MBSC, LLC++	Chief Financial Officer	7/05 - Present
		Manager, Board of	7/05 - Present
Managers

	Dreyfus Service Corporation++	Director	7/05 - Present
		Chief Financial Officer	7/05 - Present
		Senior Vice President -	1/05 - 7/05
Finance
		Vice President - Finance	3/03 - 1/05

C-7

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Gary Pierce	Founders Asset Management, LLC****	Assistant Treasurer	7/06 – Present
Controller
(continued)
	Dreyfus Consumer Credit	Treasurer	7/05 - Present
Corporation ++

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 - Present

	Dreyfus Service	Treasurer	7/05 - Present
Organization, Inc.++

	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 - Present
Chief Compliance Officer		Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Investment Advisors, Inc.++	Chief Compliance	10/04 - 7/05
Officer
	Lighthouse Growth Advisors, LLC ++	Chief Compliance	10/04 - 9/05
Officer
	MBSC, LLC++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Service Corporation++	Chief Compliance	10/04 - Present
Officer
	Boston Safe Advisors++	Chief Compliance	10/04 - 5/05
Officer
Jill Gill	Mellon Financial Corporation. +	Vice President	10/01 – Present
Vice President -
Human Resources	Dreyfus Service Corporation++	Vice President	10/06-Present

Anthony Mayo	None
Vice President -
Information Systems

Theodore A. Schachar	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - 9/05
Vice President – Tax
	Dreyfus Service Corporation++	Vice President - Tax	10/96 - Present

	MBSC, LLC++	Vice President - Tax	4/02 – Present

	The Dreyfus Consumer Credit	Chairman	6/99 - Present
	Corporation ++	President	6/99 - Present

	Dreyfus Investment Advisors,	Vice President - Tax	10/96 - 7/05
Inc.++
	Dreyfus Service Organization,	Vice President - Tax	10/96 - Present
Inc.++

Alex G. Sciulli	AFCO Acceptance Corp.	Vice President	05/94 – Present
Vice President	110 William Street
29th Floor
New York, NY 10038-3901

	AFCO Credit Corp.	Vice President	05/94 – Present
110 William Street
29th Floor
New York, NY 10038-3901

C-8

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Alex G. Sciulli	The Boston Company, Inc.*	Vice President	09/01 - Present
Vice President
(continued)
	Dreyfus Service Corporation++	Vice President	11/01 - Present
	Dreyfus Transfer. Inc.++	Vice President	11/01 - Present
	Founders Asset Management LLC****	Authorized Agent	12/01 - Present
	Franklin Portfolio Associates LLC*	Vice President	06/01 - Present
	Franklin Portfolio Holdings LLC*	Vice President	06/01 - Present
	Mellon Bank, N.A.+	Senior Vice President	08/01 - Present
	Mellon HR Solutions LLC	Vice President	06/02 – Present
2100 N. Central Road
Fort Lee, NJ 07024
	Mellon Overseas Investment	Vice President	08/01 - Present
Corporation+
	Mellon Trust Company of Illinois+	Vice President	08/01 - Present
	Mellon VA Partners, LLC+	Vice President	08/01 - Present
	Mellon Ventures, Inc. +	Vice President	08/01 - Present
	Pontus, Inc. +	Vice President	08/01 - Present
	Texas AP, Inc. +	Vice President	08/01 - Present
Wendy Strutt	Boston Safe Advisers, Inc.	Chief Operating Officer	3/03 - 5/05
Vice President
James Bitetto	Dreyfus Service Corporation++	Assistant Secretary	8/98 - Present
Assistant Secretary
	Dreyfus Investment	Assistant Secretary	7/98 - 7/05
Advisors, Inc.++
	Dreyfus Service	Secretary	8/05 - Present
Organization, Inc.++
		Assistant Secretary	7/98 - 8/05
	The Dreyfus Consumer Credit	Vice President	2/02 - Present
	Corporation++	Director	2/02 – 7/06

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

C-9

Item 27.	Principal Underwriters

(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	Advantage Funds, Inc.

2.	CitizensSelect Funds

3.	Dreyfus A Bonds Plus, Inc.

4.	Dreyfus Appreciation Fund, Inc.

5.	Dreyfus BASIC Money Market Fund, Inc.

6.	Dreyfus BASIC U.S. Mortgage Securities Fund

7.	Dreyfus BASIC U.S. Government Money Market Fund

8.	Dreyfus Bond Funds, Inc.

9.	Dreyfus California Intermediate Municipal Bond Fund

10.	Dreyfus California Tax Exempt Money Market Fund

11.	Dreyfus Cash Management

12.	Dreyfus Cash Management Plus, Inc.

13.	Dreyfus Connecticut Intermediate Municipal Bond Fund

14.	Dreyfus Connecticut Municipal Money Market Fund, Inc.

15.	Dreyfus Fixed Income Securities

16.	Dreyfus Florida Intermediate Municipal Bond Fund

17.	Dreyfus Florida Municipal Money Market Fund

18.	Dreyfus Founders Funds, Inc.

19.	The Dreyfus Fund Incorporated

20.	Dreyfus GNMA Fund, Inc.

21.	Dreyfus Government Cash Management Funds

22.	Dreyfus Growth and Income Fund, Inc.

23.	Dreyfus Growth Opportunity Fund, Inc.

24.	Dreyfus Index Funds, Inc.

25.	Dreyfus Institutional Cash Advantage Funds

26.	Dreyfus Institutional Money Market Fund

27.	Dreyfus Institutional Preferred Money Market Funds

28.	Dreyfus Insured Municipal Bond Fund, Inc.

29.	Dreyfus Intermediate Municipal Bond Fund, Inc.

30.	Dreyfus International Funds, Inc.

31.	Dreyfus Investment Grade Funds, Inc.

32.	Dreyfus Investment Portfolios

33.	The Dreyfus/Laurel Funds, Inc.

34.	The Dreyfus/Laurel Funds Trust

35.	The Dreyfus/Laurel Tax-Free Municipal Funds

36.	Dreyfus LifeTime Portfolios, Inc.

37.	Dreyfus Liquid Assets, Inc.

38.	Dreyfus Massachusetts Intermediate Municipal Bond Fund

39.	Dreyfus Massachusetts Municipal Money Market Fund

40.	Dreyfus Midcap Index Fund, Inc.

41.	Dreyfus Money Market Instruments, Inc.

42.	Dreyfus Municipal Bond Fund, Inc.

43.	Dreyfus Municipal Cash Management Plus

44.	Dreyfus Municipal Funds, Inc.

45.	Dreyfus Municipal Money Market Fund, Inc.

C-10

46.	Dreyfus New Jersey Intermediate Municipal Bond Fund

47.	Dreyfus New Jersey Municipal Money Market Fund, Inc.

48.	Dreyfus New York Municipal Cash Management

49.	Dreyfus New York Tax Exempt Bond Fund, Inc.

50.	Dreyfus New York Tax Exempt Intermediate Bond Fund

51.	Dreyfus New York Tax Exempt Money Market Fund

52.	Dreyfus U.S. Treasury Intermediate Term Fund

53.	Dreyfus U.S. Treasury Long Term Fund

54.	Dreyfus 100% U.S. Treasury Money Market Fund

55.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund

56.	Dreyfus Pennsylvania Municipal Money Market Fund

57.	Dreyfus Premier California Tax Exempt Bond Fund, Inc.

58.	Dreyfus Premier Equity Funds, Inc.

59.	Dreyfus Premier Fixed Income Funds

60.	Dreyfus Premier International Funds, Inc.

61.	Dreyfus Premier GNMA Fund

62.	Dreyfus Premier Manager Funds I

63.	Dreyfus Premier Manager Funds II

64.	Dreyfus Premier Municipal Bond Fund

65.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

66.	Dreyfus Premier New York Municipal Bond Fund

67.	Dreyfus Premier Opportunity Funds

68.	Dreyfus Premier State Municipal Bond Fund

69.	Dreyfus Premier Stock Funds

70.	The Dreyfus Premier Third Century Fund, Inc.

71.	Dreyfus Premier Value Equity Funds

72.	Dreyfus Premier Worldwide Growth Fund, Inc.

73.	Dreyfus Short-Intermediate Government Fund

74.	Dreyfus Premier Short-Intermediate Municipal Bond Fund

75.	The Dreyfus Socially Responsible Growth Fund, Inc.

76.	Dreyfus Stock Index Fund, Inc.

77.	Dreyfus Tax Exempt Cash Management

78.	Dreyfus Treasury Cash Management

79.	Dreyfus Treasury Prime Cash Management

80.	Dreyfus Variable Investment Fund

81.	Dreyfus Worldwide Dollar Money Market Fund, Inc.

82.	General California Municipal Money Market Fund

83.	General Government Securities Money Market Funds, Inc.

84.	General Money Market Fund, Inc.

85.	General Municipal Money Market Funds, Inc.

86.	General New York Municipal Bond Fund, Inc.

87.	General New York Municipal Money Market Fund

88.	Mellon Funds Trust

89.	Strategic Funds, Inc.

C-11

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant
Thomas F. Eggers *	Chief Executive Officer and Chairman of the Board	None
J. David Officer *	President and Director	President
Jon R. Baum *	Executive Vice President and Director	None
J. Charles Cardona *	Executive Vice President and Director	None
Prasanna Dhore *	Executive Vice President	None
William H. Maresca *	Executive Vice President and Director	None
James Neiland*	Executive Vice President	None
Irene Papadoulis **	Executive Vice President	None
Noreen Ross *	Executive Vice President	None
Bret Young *	Executive Vice President and Director	None
Gary Pierce *	Chief Financial Officer and Director	None
Ken Bradle **	Senior Vice President	None
Sue Ann Cormack **	Senior Vice President	None
Marc S. Isaacson **	Senior Vice President	None
Matthew Perrone **	Senior Vice President	None
Bradley J. Skapyak *	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen *	Chief Compliance Officer	None
Maria Georgopoulos *	Vice President – Facilities Management	None
William Germenis *	Vice President – Compliance and Anti-Money Laundering	Anti-Money Laundering
	Officer	Compliance Officer
Jill Gill*	Vice President	None
Tracy Hopkins *	Vice President	None
Mary Merkle *	Vice President – Compliance	None
Paul Molloy *	Vice President	None
James Muir *	Vice President – Compliance	None
Anthony Nunez *	Vice President – Finance	None
David Ray ***	Vice President	None
Theodore A. Schachar *	Vice President – Tax	None
William Schalda *	Vice President	None
Alex G. Sciulli****	Vice President	None
John Shea*	Vice President – Finance	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels *	Vice President	Treasurer
James Bitetto *	Assistant Secretary	Vice President and
Assistant Secretary
Ken Christoffersen ***	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.

**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.

***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.

****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

C-12

Item 28.	Location of Accounts and Records

1.	The Bank of New York
One Wall Street
New York, New York 10286

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services
Not Applicable
Item 30.	Undertakings
None

C-13

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 29th day of March, 2007.

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

BY: /s/J. David Officer*

J. DAVID OFFICER, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/J. David Officer*	President	03/29/07
(Principal Executive

J. David Officer	Officer)

/s/James Windels*	Treasurer	03/29/07
(Principal Financial and Accounting

James Windels	Officer)

/s/Joseph S. DiMartino*	Chairman of the Board	03/29/07

Joseph S. DiMartino

/s/David W. Burke*	Board Member	03/29/07

David W. Burke

/s/William Hodding Carter III*	Board Member	03/29/07

William Hodding Carter III

/s/Gordon J. Davis*	Board Member	03/29/07

Gordon J. Davis

/s/Joni Evans*	Board Member	03/29/07

Joni Evans

/s/Arnold S. Hiatt*	Board Member	03/29/07

Arnold S. Hiatt

/s/Ehud Houminer*	Board Member	03/29/07

Ehud Houminer

/s/Richard C. Leone*	Board Member	03/29/07

Richard C. Leone

/s/Hans C. Mautner*	Board Member	03/29/07

Hans C. Mautner

/s/Robin A. Melvin*	Board Member	03/29/07

Robin A. Melvin

/s/Burton N. Wallack*	Board Member	03/29/07

Burton N. Wallack

/s/John E. Zuccotti*	Board Member	03/29/07

John E. Zuccotti

*BY:	/s/John B. Hammalian
John B. Hammalian,
Attorney-in-Fact

INDEX OF EXHIBITS

Item 23.

(b)	Amended By-Laws.
(e)(iii)	Forms of Supplement to Service Agents.
(j)	Consent of Independent Registered Public Accounting Firm.
(p)	Code of Ethics.

Other Exhibits

(a) Power of Attorney of Certain Officers of the Registrant.